JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
CORPORATE BONDS — 45.3%
Argentina — 0.1%
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023(a)		3,850	1,463

Australia — 0.6%
Australia & New Zealand Banking Group Ltd. 0.25%, 11/29/2022	EUR	2,350	2,629
Commonwealth Bank of Australia 0.38%, 4/24/2023(a)	EUR	6,027	6,774
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(b)		230	236
5.13%, 5/15/2024(b)		230	241
National Australia Bank Ltd. 0.88%, 11/16/2022(a)	EUR	3,806	4,332
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(c)		980	1,016

			15,228

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023(a)		2,273	2,383

Bahrain — 0.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(a)		1,600	1,603

Belgium — 0.5%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046		3,475	4,169
Anheuser-Busch InBev SA/NV 2.00%, 3/17/2028(a)	EUR	900	1,107
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029		2,570	2,989
4.90%, 1/23/2031		1,630	1,951
Solvay Finance SA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(a)(c)(d)(e)	EUR	2,171	2,730
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028(a)	EUR	1,700	2,025

			14,971

Brazil — 1.1%
Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(a)(c)(d)(e)		1,431	1,417
Banco Votorantim SA 7.38%, 1/21/2020(a)		700	704
Braskem America Finance Co. 7.13%, 7/22/2041(a)		2,865	3,226
Braskem Netherlands Finance BV 4.50%, 1/31/2030(b)		2,974	2,866
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(b)		2,230	2,584
JSL Europe SA 7.75%, 7/26/2024(a)		2,440	2,612
Klabin Austria GmbH 7.00%, 4/3/2049(a)		3,595	3,845
MV24 Capital BV 6.75%, 6/1/2034(b)		3,220	3,317
Petrobras Global Finance BV
5.09%, 1/15/2030(b)		1,642	1,715
6.90%, 3/19/2049		4,560	5,220
Votorantim Cimentos International SA 7.25%, 4/5/2041(a)		1,950	2,450

			29,956

Canada — 0.7%
Advanz Pharma Corp. 8.00%, 9/6/2024		687	644
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(b)		188	194
Baytex Energy Corp. 5.13%, 6/1/2021(b)		100	99
Bombardier, Inc.
6.00%, 10/15/2022(b)		320	321
6.13%, 1/15/2023(b)		637	646
7.50%, 12/1/2024(b)		287	295
7.88%, 4/15/2027(b)		267	268
Emera US Finance LP 3.55%, 6/15/2026		3,916	4,084
Encana Corp.
6.50%, 8/15/2034		2,025	2,369
6.50%, 2/1/2038		552	648
Hudbay Minerals, Inc. 7.25%, 1/15/2023(b)		220	225
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(b)		276	287
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(b)		321	287
MEG Energy Corp.
6.38%, 1/30/2023(b)		800	784
6.50%, 1/15/2025(b)		2,345	2,437
NOVA Chemicals Corp.
5.00%, 5/1/2025(b)		570	573
5.25%, 6/1/2027(b)		296	299
Open Text Corp.
5.63%, 1/15/2023(b)		295	300
5.88%, 6/1/2026(b)		272	290
Precision Drilling Corp.
7.75%, 12/15/2023		720	682
5.25%, 11/15/2024		180	152
7.13%, 1/15/2026(b)		684	598
Quebecor Media, Inc. 5.75%, 1/15/2023		240	260
Stars Group Holdings BV 7.00%, 7/15/2026(b)		245	265

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
TransCanada PipeLines Ltd. 5.10%, 3/15/2049		1,702	2,055
Videotron Ltd. 5.38%, 6/15/2024(b)		1,300	1,420

			20,482

Cayman Islands — 0.0%(f)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(b)(g)		650	665

Chile — 0.1%
Kenbourne Invest SA 6.88%, 11/26/2024(b)		2,760	2,795

China — 0.2%
China SCE Group Holdings Ltd. 7.25%, 4/19/2023(a)		1,492	1,501
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021(a)		1,062	744
New Metro Global Ltd. 6.50%, 4/23/2021(a)		2,750	2,712
Sino-Ocean Land Treasure III Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022(a)(c)(d)(e)		867	759

			5,716

Denmark — 0.8%
Danske Bank A/S
5.00%, 1/12/2022(b)		1,940	2,036
(EUR Swap Annual 7 Year + 5.47%), 5.88%, 4/6/2022(a)(c)(d)(e)	EUR	2,100	2,459
DKT Finance ApS 7.00%, 6/17/2023(a)	EUR	2,100	2,441
Nykredit Realkredit A/S
Series 13H, 1.00%, 4/1/2020(a)	DKK	45,755	6,779
Series CCE, 1.00%, 10/1/2050(a)	DKK	9,190	1,336
Realkredit Danmark A/S Series 10.F, 1.00%, 4/1/2020(a)	DKK	45,750	6,778
TDC A/S 5.00%, 3/2/2022(h)	EUR	1,100	1,328

			23,157

Finland — 0.0%(f)
Nokia OYJ 4.38%, 6/12/2027		250	257

France — 2.4%
Accor SA (EUR Swap Annual 5 Year + 4.56%), 4.38%, 1/30/2024(a)(c)(d)(e)	EUR	200	237
Altice France SA
7.38%, 5/1/2026(b)		2,375	2,535
5.88%, 2/1/2027(a)	EUR	1,350	1,655
3.38%, 1/15/2028(b)	EUR	659	740
Arkema SA (EUR Swap Annual 5 Year + 4.35%), 4.75%, 10/29/2020(a)(c)(d)(e)	EUR	1,800	2,057
BPCE SA
3.00%, 5/22/2022(b)		1,124	1,142
5.15%, 7/21/2024(b)		8,195	8,992
4.88%, 4/1/2026(b)		1,880	2,062
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027(a)(c)	EUR	1,200	1,414
Burger King France SAS 6.00%, 5/1/2024(a)	EUR	1,000	1,157
Casino Guichard Perrachon SA 1.87%, 6/13/2022(a)	EUR	500	529
Credit Agricole SA
2.38%, 7/1/2021(b)		3,770	3,791
3.25%, 10/4/2024(b)		2,150	2,220
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(c)(d)(e)		2,740	3,305
Elis SA
1.88%, 2/15/2023(a)	EUR	1,600	1,831
2.88%, 2/15/2026(a)	EUR	1,600	1,951
Europcar Mobility Group
4.13%, 11/15/2024(a)	EUR	3,000	3,245
4.00%, 4/30/2026(a)	EUR	350	371
Faurecia SE
3.63%, 6/15/2023(a)	EUR	1,000	1,122
2.63%, 6/15/2025(a)	EUR	650	741
3.13%, 6/15/2026(a)	EUR	500	581
La Financiere Atalian SASU
4.00%, 5/15/2024(a)	EUR	1,550	1,273
5.13%, 5/15/2025(a)	EUR	1,065	869
Loxam SAS
4.25%, 4/15/2024(a)	EUR	1,500	1,702
6.00%, 4/15/2025(a)	EUR	400	458
Orano SA
3.25%, 9/4/2020(a)	EUR	1,400	1,575
3.13%, 3/20/2023(a)	EUR	500	584
4.88%, 9/23/2024	EUR	2,400	3,061
Parts Europe SA 4.38%, 5/1/2022(a)	EUR	750	826
Picard Groupe SAS (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023(a)(c)	EUR	1,000	1,072
Quatrim SASU 5.88%, 1/15/2024(b)	EUR	476	549
Rexel SA
2.63%, 6/15/2024(a)	EUR	2,350	2,638
2.13%, 6/15/2025(a)	EUR	1,000	1,122
2.75%, 6/15/2026(a)	EUR	700	805

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Societe Generale SA (EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021(a)(c)(d)(e)	EUR	850	1,000
SPIE SA 3.13%, 3/22/2024(a)	EUR	2,800	3,301
TOTAL SA (EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(a)(c)(d)(e)	EUR	1,750	2,080
Vallourec SA
6.63%, 10/15/2022(a)	EUR	1,399	1,336
2.25%, 9/30/2024(a)	EUR	1,900	1,425

			67,354

Germany — 0.9%
CBR Fashion Finance BV 5.13%, 10/1/2022(a)	EUR	1,175	1,326
CeramTec BondCo GmbH 5.25%, 12/15/2025(a)	EUR	2,856	3,280
Deutsche Bank AG 4.25%, 10/14/2021		993	1,015
IHO Verwaltungs GmbH 3.75% (cash), 9/15/2026(a)(g)	EUR	700	804
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076(a)(c)	EUR	750	899
Nidda BondCo GmbH 5.00%, 9/30/2025(a)	EUR	3,025	3,437
Nidda Healthcare Holding GmbH
3.50%, 9/30/2024(a)	EUR	2,459	2,777
Series NOV., 3.50%, 9/30/2024(b)	EUR	825	932
ProGroup AG 3.00%, 3/31/2026(a)	EUR	787	862
RWE AG (EUR Swap Annual 5 Year + 3.25%), 3.50%, 4/21/2075(a)(c)	EUR	800	964
Tele Columbus AG 3.88%, 5/2/2025(a)	EUR	1,026	1,108
thyssenkrupp AG
1.38%, 3/3/2022(a)	EUR	3,200	3,522
2.88%, 2/22/2024(a)	EUR	500	561
2.50%, 2/25/2025(a)	EUR	1,800	1,994
WEPA Hygieneprodukte GmbH
3.75%, 5/15/2024(a)	EUR	1,200	1,345
2.88%, 12/15/2027(b)(i)	EUR	175	193

			25,019

Greece — 0.5%
Alpha Bank AE 2.50%, 2/5/2023(a)	EUR	10,700	12,521
OTE plc 3.50%, 7/9/2020(a)	EUR	1,350	1,515

			14,036

Guatemala — 0.0%(f)
Comunicaciones Celulares SA 6.88%, 2/6/2024(a)		700	717

Hong Kong — 0.1%
Metropolitan Light Co. Ltd. 5.50%, 11/21/2022(b)		2,196	2,254

Indonesia — 0.3%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(b)		3,730	4,104
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(a)		1,027	1,033
Pertamina Persero PT 3.65%, 7/30/2029(b)		3,619	3,750

			8,887

Ireland — 1.0%
AerCap Ireland Capital DAC
5.00%, 10/1/2021		1,515	1,588
4.63%, 7/1/2022		3,765	3,977
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/3/2020(a)(c)(d)(e)	EUR	487	572
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025(a)(c)	EUR	3,100	3,530
Ardagh Packaging Finance plc
2.75%, 3/15/2024(a)	EUR	1,100	1,234
6.75%, 5/15/2024(a)	EUR	2,207	2,555
6.00%, 2/15/2025(b)		2,465	2,588
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023(b)		235	253
5.13%, 10/1/2023(b)		135	145
3.95%, 7/1/2024(b)		2,337	2,423
4.38%, 5/1/2026(b)		1,075	1,134
Bank of Ireland (EUR Swap Annual 5 Year + 6.96%), 7.38%, 6/18/2020(a)(c)(d)(e)	EUR	870	993
eircom Finance DAC 3.50%, 5/15/2026(a)	EUR	2,430	2,795
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023(b)		20	21
5.50%, 2/15/2024(b)		350	383
Smurfit Kappa Acquisitions ULC
2.75%, 2/1/2025(a)	EUR	1,700	2,045
2.88%, 1/15/2026(a)	EUR	1,400	1,685

			27,921

Italy — 1.4%
Banca Monte dei Paschi di Siena SpA 2.00%, 1/29/2024(a)	EUR	2,790	3,254
Enel Finance International NV
3.63%, 5/25/2027(b)		3,570	3,710
3.50%, 4/6/2028(b)		3,665	3,746
Intesa Sanpaolo SpA 5.71%, 1/15/2026(b)		200	213
Leonardo SpA
4.50%, 1/19/2021	EUR	1,700	1,962
4.88%, 3/24/2025	EUR	1,600	2,111

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Rossini SARL 6.75%, 10/30/2025(a)	EUR	2,122	2,598
Saipem Finance International BV
3.75%, 9/8/2023(a)	EUR	1,000	1,217
2.63%, 1/7/2025(a)	EUR	2,650	3,083
Telecom Italia Capital SA
6.38%, 11/15/2033		1,434	1,588
6.00%, 9/30/2034		68	73
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	950	1,544
Telecom Italia SpA
3.25%, 1/16/2023(a)	EUR	4,300	5,074
3.00%, 9/30/2025(a)	EUR	1,700	1,990
3.63%, 5/25/2026(a)	EUR	4,350	5,253

			37,416

Japan — 0.1%
Sumitomo Mitsui Banking Corp. 0.55%, 11/6/2023(a)	EUR	3,050	3,443

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 4.75%, 4/19/2027(a)		4,910	5,350

Kuwait — 0.1%
Kuwait Projects Co. SPC Ltd. 4.50%, 2/23/2027(a)		2,211	2,268

Luxembourg — 0.9%
Altice Financing SA 5.25%, 2/15/2023(a)	EUR	2,100	2,367
Altice Finco SA 4.75%, 1/15/2028(a)	EUR	1,925	2,111
Altice Luxembourg SA
6.25%, 2/15/2025(a)	EUR	1,400	1,594
7.63%, 2/15/2025(b)		300	312
8.00%, 5/15/2027(a)	EUR	2,323	2,836
ARD Finance SA 5.00% (cash), 6/30/2027(b)(g)	EUR	771	847
INEOS Group Holdings SA
5.38%, 8/1/2024(a)	EUR	1,150	1,314
5.63%, 8/1/2024(b)		500	514
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		1,173	932
8.00%, 2/15/2024(b)		743	758
8.50%, 10/15/2024(b)		2,494	2,051
LHMC Finco 2 SARL
7.25% (cash), 10/2/2025(b)(g)	EUR	526	595
7.25% (cash), 10/2/2025(a)(g)	EUR	300	340
Matterhorn Telecom SA 3.13%, 9/15/2026(b)	EUR	874	976
Monitchem HoldCo 3 SA 5.25%, 3/15/2025(b)	EUR	188	213
Picard Bondco SA 5.50%, 11/30/2024(a)	EUR	1,300	1,382
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(a)(c)(d)(e)	EUR	3,850	4,469

			23,611

Macau — 0.0%(f)
Studio City Co. Ltd. 7.25%, 11/30/2021(a)		700	715

Mexico — 0.4%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(b)(c)(d)(e)		1,320	1,363
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(b)(c)		1,900	1,923
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(b)(c)		4,300	4,241
Cemex SAB de CV
5.70%, 1/11/2025(b)		335	344
7.75%, 4/16/2026(b)		940	1,015
Elementia SAB de CV 5.50%, 1/15/2025(b)		1,940	1,922

			10,808

Morocco — 0.1%
OCP SA 6.88%, 4/25/2044(a)		2,280	2,854

Netherlands — 1.0%
ABN AMRO Bank NV
(EUR Swap Annual 5 Year + 5.45%), 5.75%, 9/22/2020(a)(c)(d)(e)	EUR	1,100	1,256
4.75%, 7/28/2025(b)		3,555	3,853
Hema Bondco I BV (EURIBOR 3 Month + 6.25%), 6.25%, 7/15/2022(a)(c)	EUR	300	242
Lincoln Financing SARL 3.63%, 4/1/2024(a)	EUR	900	1,017
Sigma Holdco BV 5.75%, 5/15/2026(a)	EUR	2,293	2,501
Starfruit Finco BV 6.50%, 10/1/2026(a)	EUR	1,875	2,167
Sunshine Mid BV 6.50%, 5/15/2026(a)	EUR	2,500	2,895

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Trivium Packaging Finance BV
3.75%, 8/15/2026(b)(h)	EUR	520	604
5.50%, 8/15/2026(b)(h)		200	210
8.50%, 8/15/2027(b)(h)		200	217
UPC Holding BV
5.50%, 1/15/2028(b)		200	202
3.88%, 6/15/2029(a)	EUR	600	688
UPCB Finance IV Ltd.
5.38%, 1/15/2025(b)		950	976
4.00%, 1/15/2027(a)	EUR	1,634	1,893
UPCB Finance VII Ltd. 3.63%, 6/15/2029(a)	EUR	1,666	1,948
Ziggo Bond Co. BV 4.63%, 1/15/2025(a)	EUR	3,900	4,415
Ziggo BV
4.25%, 1/15/2027(a)	EUR	2,200	2,606
2.88%, 1/15/2030(b)	EUR	165	185

			27,875

New Zealand — 0.1%
Westpac Securities NZ Ltd. 0.25%, 4/6/2022(a)	EUR	1,820	2,029

Nigeria — 0.0%(f)
United Bank for Africa plc 7.75%, 6/8/2022(a)		1,200	1,271

Norway — 0.0%(f)
Aker BP ASA
4.75%, 6/15/2024(b)		250	260
5.88%, 3/31/2025(b)		255	269

			529

Oman — 0.1%
Oztel Holdings SPC Ltd. 6.63%, 4/24/2028(a)		2,300	2,402

Peru — 0.3%
Nexa Resources SA 5.38%, 5/4/2027(a)		4,523	4,760
Southern Copper Corp. 5.88%, 4/23/2045		3,070	3,731

			8,491

Portugal — 0.5%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075(a)(c)	EUR	2,900	3,384
EDP Finance BV
5.25%, 1/14/2021(b)		400	412
2.38%, 3/23/2023(a)	EUR	2,000	2,364
3.63%, 7/15/2024(b)		6,630	6,876

			13,036

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022(a)		2,600	2,630
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(a)		694	704

			3,334

Singapore — 0.2%
Oversea-Chinese Banking Corp. Ltd. 0.38%, 3/1/2023(a)	EUR	5,550	6,227

South Africa — 0.0%(f)
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(a)		1,357	1,365

Spain — 1.6%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)		2,290	2,516
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021(a)(c)(d)(e)	EUR	2,400	2,905
Banco Santander SA 3.25%, 4/4/2026(a)	EUR	800	998
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024(a)(c)(d)(e)	EUR	1,600	1,955
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(a)(c)	EUR	2,000	2,326
Cellnex Telecom SA 2.88%, 4/18/2025(a)	EUR	1,300	1,568
Cirsa Finance International SARL
6.25%, 12/20/2023(a)	EUR	2,139	2,492
4.75%, 5/22/2025(a)	EUR	190	218
eDreams ODIGEO SA 5.50%, 9/1/2023(a)	EUR	2,200	2,554
Grifols SA
1.63%, 2/15/2025(b)	EUR	1,430	1,608
3.20%, 5/1/2025(a)	EUR	1,900	2,147
2.25%, 11/15/2027(b)	EUR	201	227
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022(a)(c)(d)(e)	EUR	2,100	2,496
NorteGas Energia Distribucion SAU 2.07%, 9/28/2027(a)	EUR	1,100	1,293
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(a)(c)	EUR	3,500	4,400
Telefonica Emisiones SA 4.67%, 3/6/2038		930	1,034
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023(a)(c)(d)(e)	EUR	3,100	3,503
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(a)(c)(d)(e)	EUR	1,800	2,058
(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024(a)(c)(d)(e)	EUR	5,400	6,931

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026(a)(c)(d)(e)	EUR	500	591

			43,820

Sweden — 0.3%
Dometic Group AB 3.00%, 5/8/2026(a)	EUR	800	906
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024(a)	EUR	1,250	1,449
Verisure Midholding AB 5.75%, 12/1/2023(a)	EUR	3,276	3,713
Volvo Car AB 2.00%, 1/24/2025(a)	EUR	1,500	1,693

			7,761

Switzerland — 1.0%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(c)(d)(e)		7,280	8,135
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(b)(c)(d)(e)		2,050	2,212
4.28%, 1/9/2028(b)		1,575	1,713
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(b)(c)		1,585	1,695
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,800	2,036
Glencore Finance Europe Ltd. 1.63%, 1/18/2022(a)	EUR	900	1,015
UBS Group AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(a)(c)(d)(e)	EUR	4,950	5,945
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(a)(c)(d)(e)		3,450	3,896

			26,647

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024(a)		2,490	2,574

Turkey — 0.1%
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022(a)		3,340	3,371

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022(b)		164	167
5.00%, 8/1/2024(b)		205	215
Mashreqbank PSC 4.25%, 2/26/2024(a)		466	488
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(b)		667	563

			1,433

United Kingdom — 2.5%
Algeco Global Finance plc 6.50%, 2/15/2023(a)	EUR	1,116	1,205
Arqiva Broadcast Finance plc 6.75%, 9/30/2023(a)	GBP	600	826
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(c)(d)(e)		294	317
4.84%, 5/9/2028		710	758
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(c)		305	333
BAT Capital Corp.
3.56%, 8/15/2027		3,645	3,713
4.39%, 8/15/2037		4,260	4,213
4.54%, 8/15/2047		3,240	3,155
British Telecommunications plc 1.75%, 3/10/2026(a)	EUR	2,500	2,908
CPUK Finance Ltd. 4.25%, 8/28/2022(a)	GBP	1,600	2,100
EC Finance plc 2.38%, 11/15/2022(a)	EUR	600	666
eG Global Finance plc
4.38%, 2/7/2025(a)	EUR	1,775	1,936
6.75%, 2/7/2025(b)		208	206
Fiat Chrysler Automobiles NV 3.75%, 3/29/2024(a)	EUR	3,100	3,845
HSBC Holdings plc (ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(c)		3,980	4,160
Iceland Bondco plc 4.63%, 3/15/2025(a)	GBP	1,100	1,205
Ithaca Energy North Sea plc 9.38%, 7/15/2024(b)		644	662
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024(b)	EUR	385	434
6.88%, 11/15/2026(b)	EUR	256	293
4.50%, 10/1/2027(b)		411	349
NEW Look Financing plc 12.00% (Blend (cash 8.00% + PIK 4.00%)), 5/3/2024(a)(g)(j)	GBP	769	579
Nomad Foods Bondco plc 3.25%, 5/15/2024(a)	EUR	1,800	2,035
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(c)(d)(e)		2,000	2,159
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)		7,562	7,722
3.88%, 9/12/2023		830	863
6.00%, 12/19/2023		376	416
Santander UK Group Holdings plc
1.13%, 9/8/2023(a)	EUR	711	806
4.75%, 9/15/2025(b)		1,520	1,620
Synlab Unsecured Bondco plc 8.25%, 7/1/2023(a)	EUR	2,950	3,396

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Tesco Corporate Treasury Services plc 2.50%, 7/1/2024(a)	EUR	5,100	6,080
Top Gun Realisations plc 6.50%, 7/1/2022(a)(k)	GBP	513	118
Virgin Media Finance plc
4.50%, 1/15/2025(a)	EUR	3,100	3,496
5.75%, 1/15/2025(b)		200	206
Vodafone Group plc
4.88%, 6/19/2049		1,649	1,868
4.25%, 9/17/2050		920	954
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(a)(c)	EUR	2,300	2,642

			68,244

United States — 24.6%
A10 Revolving Asset Financing LLC 8.44%, 1/9/2020‡(b)(j)		250	250
AbbVie, Inc.
3.60%, 5/14/2025		4,175	4,377
2.95%, 11/21/2026(b)		2,850	2,878
4.05%, 11/21/2039(b)		1,380	1,438
4.45%, 5/14/2046		1,385	1,489
4.25%, 11/21/2049(b)		980	1,029
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023		121	123
6.50%, 3/1/2024		330	343
ACCO Brands Corp. 5.25%, 12/15/2024(b)		920	955
ACE Cash Express, Inc. 12.00%, 12/15/2022(b)		834	771
Adient Global Holdings Ltd.
3.50%, 8/15/2024(a)	EUR	900	903
4.88%, 8/15/2026(b)		700	597
Adient US LLC 7.00%, 5/15/2026(b)		605	647
ADT Security Corp. (The) 4.13%, 6/15/2023		290	297
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(b)		97	99
Ahern Rentals, Inc. 7.38%, 5/15/2023(b)		853	665
Air Lease Corp.
3.25%, 3/1/2025		1,400	1,437
3.25%, 10/1/2029		2,050	2,035
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(b)		1,275	1,109
AK Steel Corp.
6.38%, 10/15/2025		295	250
7.00%, 3/15/2027		335	290
Albertsons Cos., Inc.
6.63%, 6/15/2024		1,581	1,659
5.75%, 3/15/2025		971	990
7.50%, 3/15/2026(b)		298	330
5.88%, 2/15/2028(b)		1,097	1,148
Alcoa Nederland Holding BV 6.75%, 9/30/2024(b)		350	368
Allied Universal Holdco LLC
6.63%, 7/15/2026(b)		93	98
9.75%, 7/15/2027(b)		94	99
Allison Transmission, Inc.
4.75%, 10/1/2027(b)		277	285
Ally Financial, Inc.
4.63%, 5/19/2022		365	382
4.63%, 3/30/2025		525	567
5.75%, 11/20/2025		1,500	1,652
8.00%, 11/1/2031		255	351
Altria Group, Inc.
1.70%, 6/15/2025	EUR	3,700	4,188
2.20%, 6/15/2027	EUR	3,300	3,813
4.80%, 2/14/2029		3,830	4,234
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		1,197	1,113
5.88%, 11/15/2026		225	203
6.13%, 5/15/2027		226	203
AMC Networks, Inc.
5.00%, 4/1/2024		258	259
4.75%, 8/1/2025		278	276
American Airlines Group, Inc. 5.00%, 6/1/2022(b)		247	258
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		367	371
6.25%, 4/1/2025		2,813	2,859
6.25%, 3/15/2026		288	288
6.50%, 4/1/2027		900	904
American International Group, Inc. 3.90%, 4/1/2026		1,270	1,363
American Tower Corp.
REIT, 1.38%, 4/4/2025	EUR	2,170	2,507
REIT, 3.95%, 3/15/2029		3,340	3,579
AmeriGas Partners LP 5.50%, 5/20/2025		505	540
Amkor Technology, Inc. 6.63%, 9/15/2027(b)		419	458
Amsted Industries, Inc. 5.63%, 7/1/2027(b)		168	177
Antero Midstream Partners LP 5.75%, 3/1/2027(b)		100	79
Antero Resources Corp. 5.13%, 12/1/2022		1,243	1,010
Aramark International Finance SARL 3.13%, 4/1/2025(a)	EUR	1,400	1,585
Arconic, Inc.
5.13%, 10/1/2024		622	678
6.75%, 1/15/2028		83	96
AT&T, Inc.
2.95%, 7/15/2026		824	835
3.15%, 9/4/2036	EUR	900	1,168
4.30%, 12/15/2042		80	85
4.75%, 5/15/2046		880	985
Avis Budget Car Rental LLC
6.38%, 4/1/2024(b)		925	963
5.25%, 3/15/2025(b)		1,445	1,483
5.75%, 7/15/2027(b)		264	272

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Avis Budget Finance plc 4.13%, 11/15/2024(a)	EUR	1,350	1,528
Axalta Coating Systems LLC 4.25%, 8/15/2024(a)	EUR	2,300	2,610
Ball Corp. 4.38%, 12/15/2023	EUR	2,200	2,769
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(c)		5,025	5,059
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)		5,705	5,825
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(c)(d)(e)		235	262
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(c)(d)(e)		474	543
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(c)		4,060	4,283
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(c)(d)(e)		6,630	7,325
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(c)		1,875	2,038
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)		725	830
8.50%, 1/31/2027(b)		298	337
Bausch Health Cos., Inc.
6.50%, 3/15/2022(b)		123	126
5.50%, 3/1/2023(b)		23	23
4.50%, 5/15/2023(a)	EUR	3,400	3,793
5.88%, 5/15/2023(b)		1,076	1,090
7.00%, 3/15/2024(b)		263	275
6.13%, 4/15/2025(b)		3,500	3,640
5.50%, 11/1/2025(b)		407	425
9.00%, 12/15/2025(b)		643	727
5.75%, 8/15/2027(b)		29	31
7.00%, 1/15/2028(b)		227	249
7.25%, 5/30/2029(b)		252	282
Becton Dickinson and Co. 1.40%, 5/24/2023	EUR	471	537
Belden, Inc.
2.88%, 9/15/2025(a)	EUR	450	506
3.38%, 7/15/2027(a)	EUR	2,600	2,971
Berry Global, Inc.
5.50%, 5/15/2022		400	406
5.63%, 7/15/2027(b)		176	187
Blue Racer Midstream LLC 6.13%, 11/15/2022(b)		1,165	1,051
Boeing Co. (The) 3.50%, 3/1/2039		2,500	2,612
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(b)		175	181
Boston Scientific Corp.
3.75%, 3/1/2026		1,645	1,772
4.00%, 3/1/2029		3,870	4,309
Boyd Gaming Corp.
6.88%, 5/15/2023		82	85
6.38%, 4/1/2026		545	582
Boyne USA, Inc. 7.25%, 5/1/2025(b)		381	413
Brazos Valley Longhorn LLC 6.88%, 2/1/2025		269	210
Brink’s Co. (The) 4.63%, 10/15/2027(b)		680	699
Bristol-Myers Squibb Co.
2.90%, 7/26/2024(b)		3,560	3,671
3.40%, 7/26/2029(b)		3,680	3,952
4.25%, 10/26/2049(b)		1,195	1,418
Broadcom, Inc. 4.25%, 4/15/2026(b)		2,105	2,205
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(b)		548	571
Buckeye Partners LP
3.95%, 12/1/2026		1,360	1,260
4.13%, 12/1/2027		435	400
5.60%, 10/15/2044		150	126
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(c)		528	395
Caesars Resort Collection LLC 5.25%, 10/15/2025(b)		120	124
Callon Petroleum Co. 6.13%, 10/1/2024		221	210
Calpine Corp. 6.00%, 1/15/2022(b)		500	501
Capital One Financial Corp.
3.50%, 6/15/2023		1,615	1,676
3.80%, 1/31/2028		2,930	3,109
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023		250	241
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(b)		117	120
5.00%, 7/15/2027(b)		46	48
CCO Holdings LLC
5.13%, 2/15/2023		81	82
5.75%, 9/1/2023		205	209
5.75%, 1/15/2024		27	28
5.88%, 4/1/2024(b)		4,591	4,786
5.75%, 2/15/2026(b)		4,430	4,679
5.50%, 5/1/2026(b)		2,895	3,054
5.13%, 5/1/2027(b)		5,845	6,196
5.88%, 5/1/2027(b)		185	197
5.00%, 2/1/2028(b)		455	479
5.38%, 6/1/2029(b)		198	212
4.75%, 3/1/2030(b)		648	666
CDK Global, Inc. 5.25%, 5/15/2029(b)		497	527

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
CDW LLC 4.25%, 4/1/2028		416	435
Cedar Fair LP 5.25%, 7/15/2029(b)		66	70
Centene Corp.
4.25%, 12/15/2027(b)		1,357	1,396
4.63%, 12/15/2029(b)		1,700	1,783
Central Garden & Pet Co. 6.13%, 11/15/2023		1,000	1,033
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022		475	501
Series W, 6.75%, 12/1/2023		1,080	1,202
Series Y, 7.50%, 4/1/2024		120	135
5.63%, 4/1/2025		79	83
Series G, 6.88%, 1/15/2028		184	199
CF Industries, Inc. 4.50%, 12/1/2026(b)		2,360	2,579
Charter Communications Operating LLC
4.91%, 7/23/2025		1,333	1,461
5.38%, 5/1/2047		2,844	3,166
Chemours Co. (The)
7.00%, 5/15/2025		1,420	1,313
5.38%, 5/15/2027		115	97
Cheniere Energy Partners LP
5.25%, 10/1/2025		54	55
5.63%, 10/1/2026		54	57
Chesapeake Energy Corp.
8.00%, 1/15/2025		861	442
8.00%, 6/15/2027		596	285
Cincinnati Bell, Inc.
7.00%, 7/15/2024(b)		185	173
8.00%, 10/15/2025(b)		380	347
Cinemark USA, Inc. 5.13%, 12/15/2022		210	212
CIT Group, Inc.
4.75%, 2/16/2024		2	2
5.25%, 3/7/2025		168	185
CITGO Petroleum Corp. 6.25%, 8/15/2022(b)		363	367
Citibank NA (ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022(c)		5,110	5,165
Citigroup, Inc.
2.40%, 2/18/2020		2,690	2,693
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(c)(d)(e)		1,025	1,031
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)		3,660	3,725
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)		1,265	1,284
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(e)		1,320	1,437
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(b)		1,866	2,056
5.13%, 8/15/2027(b)		1,504	1,564
Clearwater Paper Corp. 4.50%, 2/1/2023		620	621
Clearway Energy Operating LLC
5.38%, 8/15/2024		224	230
5.75%, 10/15/2025		290	304
CNG Holdings, Inc. 12.50%, 6/15/2024(b)		1,485	1,396
CNO Financial Group, Inc. 5.25%, 5/30/2025		500	554
CNX Midstream Partners LP 6.50%, 3/15/2026(b)		125	114
Colfax Corp.
6.00%, 2/15/2024(b)		460	487
6.38%, 2/15/2026(b)		83	90
Comcast Corp.
3.95%, 10/15/2025		2,445	2,667
4.60%, 8/15/2045		2,310	2,797
3.40%, 7/15/2046		2,000	2,048
4.70%, 10/15/2048		1,110	1,378
3.45%, 2/1/2050		2,200	2,256
CommScope Technologies LLC
6.00%, 6/15/2025(b)		2,394	2,310
5.00%, 3/15/2027(b)		142	125
CommScope, Inc.
5.50%, 6/15/2024(b)		681	667
6.00%, 3/1/2026(b)		630	660
Community Health Systems, Inc.
5.13%, 8/1/2021		323	321
6.25%, 3/31/2023		441	435
8.63%, 1/15/2024(b)		352	363
8.13%, 6/30/2024(b)		1,073	837
8.00%, 3/15/2026(b)		447	446
Concho Resources, Inc. 3.75%, 10/1/2027		1,123	1,163
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(b)		288	241
Constellium SE
6.63%, 3/1/2025(b)		545	567
4.25%, 2/15/2026(a)	EUR	2,741	3,142
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(b)		1,345	1,163
Coty, Inc.
4.00%, 4/15/2023(a)	EUR	584	657
6.50%, 4/15/2026(b)		500	516
Covanta Holding Corp. 5.88%, 3/1/2024		158	163
Crestwood Midstream Partners LP
6.25%, 4/1/2023(h)		485	486
5.63%, 5/1/2027(b)		100	97
Crown Americas LLC 4.75%, 2/1/2026		274	287

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Crown European Holdings SA
4.00%, 7/15/2022(a)	EUR	2,700	3,209
2.63%, 9/30/2024(a)	EUR	3,000	3,502
CSC Holdings LLC
6.75%, 11/15/2021		242	261
5.38%, 7/15/2023(b)		360	370
5.25%, 6/1/2024		645	693
10.88%, 10/15/2025(b)		2,370	2,666
5.50%, 5/15/2026(b)		1,050	1,109
6.50%, 2/1/2029(b)		200	223
CSX Corp. 3.35%, 9/15/2049		3,570	3,517
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(b)		224	238
Curo Group Holdings Corp. 8.25%, 9/1/2025(b)		1,246	1,103
CVR Partners LP 9.25%, 6/15/2023(b)		1,715	1,788
CVS Health Corp. 4.30%, 3/25/2028		2,535	2,765
CyrusOne LP REIT, 5.38%, 3/15/2027		482	530
Dana, Inc. 5.50%, 12/15/2024		910	936
Darling Global Finance BV 3.63%, 5/15/2026(a)	EUR	2,238	2,600
DaVita, Inc.
5.13%, 7/15/2024		241	247
5.00%, 5/1/2025		2,100	2,167
DCP Midstream Operating LP
3.88%, 3/15/2023		580	589
6.75%, 9/15/2037(b)		535	551
Delek Logistics Partners LP 6.75%, 5/15/2025		429	429
Dell International LLC
6.02%, 6/15/2026(b)		5,145	5,879
5.30%, 10/1/2029(b)		1,690	1,871
Delphi Technologies plc 5.00%, 10/1/2025(b)		1,070	934
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		121	97
Diamond Sports Group LLC
5.38%, 8/15/2026(b)		908	922
6.63%, 8/15/2027(b)		638	622
Diebold Nixdorf, Inc. 8.50%, 4/15/2024		423	362
DISH DBS Corp.
6.75%, 6/1/2021		754	795
5.88%, 7/15/2022		425	444
5.00%, 3/15/2023		954	961
5.88%, 11/15/2024		4,640	4,634
7.75%, 7/1/2026		1,985	2,056
Dole Food Co., Inc. 7.25%, 6/15/2025(b)		283	269
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(b)		1,402	1,469
Edison International 3.55%, 11/15/2024		2,140	2,155
Embarq Corp. 8.00%, 6/1/2036		1,766	1,774
EMC Corp. 3.38%, 6/1/2023		440	444
Encompass Health Corp.
5.75%, 11/1/2024		770	781
5.75%, 9/15/2025		650	682
Endo Dac
6.00%, 7/15/2023(b)		347	226
6.00%, 2/1/2025(b)(h)		285	177
Energizer Gamma Acquisition BV 4.63%, 7/15/2026(a)	EUR	1,617	1,882
Energizer Holdings, Inc. 5.50%, 6/15/2025(b)		1,400	1,451
Energy Transfer Operating LP 5.25%, 4/15/2029		1,125	1,242
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(c)(d)(e)		140	70
Entegris, Inc. 4.63%, 2/10/2026(b)		1,090	1,126
Entercom Media Corp.
7.25%, 11/1/2024(b)		350	369
6.50%, 5/1/2027(b)		196	207
Enterprise Development Authority (The) 12.00%, 7/15/2024(b)		1,040	1,180
Envision Healthcare Corp. 8.75%, 10/15/2026(b)		258	105
EP Energy LLC
9.38%, 5/1/2024(b)(k)		1,382	17
8.00%, 11/29/2024(b)(k)		967	377
8.00%, 2/15/2025(b)(k)		684	9
7.75%, 5/15/2026(b)(k)		956	640
Equinix, Inc.
REIT, 2.88%, 10/1/2025	EUR	4,525	5,135
REIT, 5.88%, 1/15/2026		2,076	2,200
REIT, 5.38%, 5/15/2027		485	526
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(b)		1,768	1,825
REIT, 4.63%, 10/1/2027(b)		327	329
Exela Intermediate LLC 10.00%, 7/15/2023(b)		994	355
Exelon Generation Co. LLC 4.25%, 6/15/2022		1,565	1,632
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(b)		650	689
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		4,885	5,236
Ford Motor Credit Co. LLC 4.54%, 8/1/2026		785	789
Fox Corp.
4.03%, 1/25/2024(b)		1,248	1,327
4.71%, 1/25/2029(b)		580	658

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		277	278
3.88%, 3/15/2023		820	837
5.40%, 11/14/2034		525	521
Frontier Communications Corp.
7.63%, 4/15/2024		135	63
6.88%, 1/15/2025		1,710	778
11.00%, 9/15/2025		251	116
8.50%, 4/1/2026(b)		856	845
GCI LLC 6.88%, 4/15/2025		500	522
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		4,315	4,458
4.42%, 11/15/2035		9,225	9,926
General Motors Co.
5.15%, 4/1/2038		1,600	1,635
5.20%, 4/1/2045		395	393
General Motors Financial Co., Inc. 4.00%, 1/15/2025		3,000	3,109
Genesis Energy LP 6.00%, 5/15/2023		641	599
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(b)		325	350
GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024		965	808
Getty Images, Inc. 9.75%, 3/1/2027(b)		65	66
Global Partners LP 7.00%, 6/15/2023		481	493
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021		2,575	2,585
1.38%, 7/26/2022(a)	EUR	500	571
4.25%, 10/21/2025		1,815	1,960
3.50%, 11/16/2026		6,460	6,741
3.85%, 1/26/2027		3,770	4,011
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)		20	21
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		3,824	4,092
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		962	979
Gray Television, Inc.
5.13%, 10/15/2024(b)		26	27
5.88%, 7/15/2026(b)		400	424
7.00%, 5/15/2027(b)		373	413
Gulfport Energy Corp.
6.00%, 10/15/2024		496	339
6.38%, 1/15/2026		126	81
H&E Equipment Services, Inc. 5.63%, 9/1/2025		205	216
Harsco Corp. 5.75%, 7/31/2027(b)		115	121
HAT Holdings I LLC REIT, 5.25%, 7/15/2024(b)		147	155
HCA, Inc.
5.88%, 5/1/2023		1,399	1,542
5.38%, 2/1/2025		6,855	7,575
5.88%, 2/15/2026		3,070	3,465
Hecla Mining Co. 6.88%, 5/1/2021		330	327
Herc Holdings, Inc. 5.50%, 7/15/2027(b)		1,030	1,078
Hertz Corp. (The)
7.63%, 6/1/2022(b)		680	707
5.50%, 10/15/2024(b)		1,600	1,624
7.13%, 8/1/2026(b)		265	282
6.00%, 1/15/2028(b)		685	681
Hertz Holdings Netherlands BV 5.50%, 3/30/2023(a)	EUR	1,224	1,402
Hilcorp Energy I LP
5.00%, 12/1/2024(b)		647	576
6.25%, 11/1/2028(b)		270	227
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026		122	128
4.88%, 1/15/2030		204	217
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		215	233
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		562	577
4.88%, 4/1/2027		611	648
Hologic, Inc. 4.38%, 10/15/2025(b)		247	254
Hughes Satellite Systems Corp. 6.63%, 8/1/2026		223	245
Icahn Enterprises LP
5.88%, 2/1/2022		776	780
6.38%, 12/15/2025		151	160
6.25%, 5/15/2026		184	196
iHeartCommunications, Inc.
0.00%, 12/15/2019‡(k)		3,270	—	(l)
6.38%, 5/1/2026		330	356
8.38%, 5/1/2027		770	840
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.77%, 12/21/2065(b)(c)		500	389
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.02%, 12/21/2065(b)(c)		535	417
Infor US, Inc. 6.50%, 5/15/2022		2,285	2,328
Informatica LLC 7.13%, 7/15/2023(b)		1,000	1,016

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
International Game Technology plc
6.25%, 2/15/2022(b)		1,725	1,820
4.75%, 2/15/2023(a)	EUR	2,800	3,381
3.50%, 7/15/2024(a)	EUR	1,100	1,303
6.50%, 2/15/2025(b)		200	224
2.38%, 4/15/2028(b)	EUR	542	598
IQVIA, Inc.
3.50%, 10/15/2024(a)	EUR	2,500	2,806
3.25%, 3/15/2025(a)	EUR	2,900	3,263
2.88%, 9/15/2025(a)	EUR	325	368
5.00%, 10/15/2026(b)		1,390	1,460
IRB Holding Corp. 6.75%, 2/15/2026(b)		186	194
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		645	653
REIT, 3.00%, 1/15/2025(a)	EUR	1,900	2,148
REIT, 4.88%, 9/15/2027(b)		237	243
REIT, 5.25%, 3/15/2028(b)		297	310
ITC Holdings Corp. 3.35%, 11/15/2027		3,290	3,450
Jack Ohio Finance LLC 6.75%, 11/15/2021(b)		390	398
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(b)		36	38
JBS USA LUX SA
5.88%, 7/15/2024(b)		121	124
5.75%, 6/15/2025(b)		1,367	1,423
6.75%, 2/15/2028(b)		372	410
6.50%, 4/15/2029(b)		798	884
5.50%, 1/15/2030(b)		440	469
Kennedy-Wilson, Inc. 5.88%, 4/1/2024		99	102
L Brands, Inc. 7.50%, 6/15/2029		196	197
L3Harris Technologies, Inc. 4.85%, 4/27/2035		2,510	2,978
LABL Escrow Issuer LLC 6.75%, 7/15/2026(b)		1,185	1,215
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(b)		236	245
REIT, 5.25%, 10/1/2025(b)		253	257
Lamar Media Corp. 5.75%, 2/1/2026		46	49
Lennar Corp.
5.88%, 11/15/2024		94	105
4.75%, 11/29/2027		516	556
Level 3 Financing, Inc.
5.13%, 5/1/2023		198	199
5.38%, 1/15/2024		160	163
5.38%, 5/1/2025		1,231	1,274
5.25%, 3/15/2026		38	40
Level 3 Parent LLC 5.75%, 12/1/2022		1,175	1,175
LKQ European Holdings BV 3.63%, 4/1/2026(a)	EUR	2,399	2,775
LKQ Italia Bondco SpA 3.88%, 4/1/2024(a)	EUR	1,330	1,638
LPL Holdings, Inc. 5.75%, 9/15/2025(b)		484	511
LTF Merger Sub, Inc. 8.50%, 6/15/2023(b)		770	789
Mallinckrodt International Finance SA 5.50%, 4/15/2025(b)		1,135	338
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026		437	475
4.75%, 1/15/2028(b)		62	64
Martin Midstream Partners LP 7.25%, 2/15/2021		543	489
MasTec, Inc. 4.88%, 3/15/2023		394	399
Matador Resources Co. 5.88%, 9/15/2026		252	249
Match Group, Inc. 5.00%, 12/15/2027(b)		58	59
Mattel, Inc.
3.15%, 3/15/2023		243	237
6.75%, 12/31/2025(b)		1,764	1,848
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(b)		570	583
7.25%, 4/15/2025(b)		630	597
Meredith Corp. 6.88%, 2/1/2026		1,260	1,295
MetLife, Inc. 6.40%, 12/15/2036		435	533
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027(b)		258	289
MGM Resorts International
6.00%, 3/15/2023		3,460	3,806
4.63%, 9/1/2026		400	421
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)		5,850	6,118
3.70%, 10/23/2024		3,110	3,293
(SOFR + 1.15%), 2.72%, 7/22/2025(c)		2,015	2,039
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(c)		3,985	4,392
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(b)		723	656
MPLX LP
6.25%, 10/15/2022(b)		375	381
Series B, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023(c)(d)(e)		327	328
MTS Systems Corp. 5.75%, 8/15/2027(b)		174	181
Nabors Industries, Inc. 5.50%, 1/15/2023		191	168
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(b)		850	909
9.13%, 7/15/2026(b)		369	408

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
NCR Corp.
5.75%, 9/1/2027(b)		955	989
6.13%, 9/1/2029(b)		265	280
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(b)(g)		7,609	3,517
8.00%, 10/25/2024(b)		2,474	686
Netflix, Inc.
4.38%, 11/15/2026		364	369
4.88%, 4/15/2028		1,550	1,588
4.63%, 5/15/2029	EUR	1,900	2,317
5.38%, 11/15/2029(b)		180	189
New Albertsons LP
7.45%, 8/1/2029		197	200
8.70%, 5/1/2030		22	24
8.00%, 5/1/2031		480	486
Newfield Exploration Co. 5.75%, 1/30/2022		190	202
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(b)		912	961
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(b)		277	285
4.25%, 9/15/2024(b)		238	244
4.50%, 9/15/2027(b)		161	164
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(b)		326	327
Nielsen Finance LLC 5.00%, 4/15/2022(b)		1,812	1,823
Noble Energy, Inc.
3.85%, 1/15/2028		5,165	5,367
4.20%, 10/15/2049		1,260	1,217
Noble Holding International Ltd.
7.88%, 2/1/2026(b)		192	120
6.20%, 8/1/2040		220	74
5.25%, 3/15/2042		217	65
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(g)		84	86
Novelis Corp.
6.25%, 8/15/2024(b)		385	405
5.88%, 9/30/2026(b)		255	267
NRG Energy, Inc.
6.63%, 1/15/2027		630	682
5.75%, 1/15/2028		250	270
Nuance Communications, Inc. 5.63%, 12/15/2026		318	338
NuStar Logistics LP 5.63%, 4/28/2027		200	207
Oasis Petroleum, Inc.
6.88%, 3/15/2022		5	5
6.88%, 1/15/2023		2,020	1,853
6.25%, 5/1/2026(b)		400	287
Occidental Petroleum Corp.
2.90%, 8/15/2024		5,190	5,219
3.40%, 4/15/2026		4,805	4,888
OI European Group BV
4.88%, 3/31/2021(a)	EUR	500	584
4.00%, 3/15/2023(b)		190	189
3.13%, 11/15/2024(a)	EUR	500	573
Outfront Media Capital LLC
5.63%, 2/15/2024		150	154
5.88%, 3/15/2025		546	563
5.00%, 8/15/2027(b)		175	182
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(b)		850	902
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)		150	142
Party City Holdings, Inc. 6.63%, 8/1/2026(b)		189	113
PBF Logistics LP 6.88%, 5/15/2023		160	165
Peabody Energy Corp. 6.00%, 3/31/2022(b)		165	161
Penske Automotive Group, Inc. 5.50%, 5/15/2026		520	546
Performance Food Group, Inc. 5.50%, 10/15/2027(b)		209	222
PetSmart, Inc.
7.13%, 3/15/2023(b)		695	626
5.88%, 6/1/2025(b)		2,499	2,449
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)		1,680	1,407
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(b)		702	728
5.88%, 9/30/2027(b)		305	330
Plantronics, Inc. 5.50%, 5/31/2023(b)		580	546
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(b)(g)		680	564
Post Holdings, Inc.
5.50%, 3/1/2025(b)		915	959
5.00%, 8/15/2026(b)		18	19
5.75%, 3/1/2027(b)		500	536
5.50%, 12/15/2029(b)		289	303
Prime Security Services Borrower LLC
9.25%, 5/15/2023(b)		426	448
5.25%, 4/15/2024(b)		710	731
5.75%, 4/15/2026(b)		736	769
PVH Corp. 3.13%, 12/15/2027(a)	EUR	500	612
QEP Resources, Inc.
6.88%, 3/1/2021		88	89
5.38%, 10/1/2022		353	345
5.63%, 3/1/2026		97	88
Quicken Loans, Inc. 5.75%, 5/1/2025(b)		960	997
Qwest Corp. 6.88%, 9/15/2033		217	218
Radian Group, Inc.
4.50%, 10/1/2024		483	509
4.88%, 3/15/2027		153	160

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Rain CII Carbon LLC 7.25%, 4/1/2025(b)		925	895
Realty Income Corp. REIT, 3.00%, 1/15/2027		1,785	1,835
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(b)		201	219
8.25%, 11/15/2026(b)		206	231
Revlon Consumer Products Corp. 6.25%, 8/1/2024		400	199
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020		2,355	2,358
Rite Aid Corp. 6.13%, 4/1/2023(b)		1,260	1,043
Rockwell Collins, Inc. 3.50%, 3/15/2027		6,830	7,284
Roper Technologies, Inc. 3.80%, 12/15/2026		3,855	4,117
Ryman Hospitality Properties, Inc. REIT, 4.75%, 10/15/2027(b)		184	190
SBA Communications Corp. REIT, 4.88%, 9/1/2024		330	342
Schlumberger Holdings Corp.
3.75%, 5/1/2024(b)		4,885	5,142
3.90%, 5/17/2028(b)		1,670	1,769
Scientific Games International, Inc.
10.00%, 12/1/2022		275	282
5.00%, 10/15/2025(b)		458	478
8.25%, 3/15/2026(b)		239	259
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026		1,695	1,800
4.50%, 10/15/2029(b)		390	394
SemGroup Corp.
5.63%, 11/15/2023		119	122
7.25%, 3/15/2026		411	451
Sempra Energy 3.80%, 2/1/2038		1,865	1,921
Sensata Technologies BV 5.00%, 10/1/2025(b)		129	140
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)		2,065	2,219
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021		1,250	1,255
3.20%, 9/23/2026		3,000	3,103
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	2,300	2,592
Sinclair Television Group, Inc. 5.63%, 8/1/2024(b)		986	1,016
Sirius XM Radio, Inc.
4.63%, 5/15/2023(b)		355	360
4.63%, 7/15/2024(b)		183	192
5.38%, 4/15/2025(b)		189	196
5.38%, 7/15/2026(b)		145	153
5.00%, 8/1/2027(b)		1,552	1,633
5.50%, 7/1/2029(b)		251	270
Six Flags Entertainment Corp. 4.88%, 7/31/2024(b)		75	78
SM Energy Co. 5.00%, 1/15/2024		56	52
Solera LLC 10.50%, 3/1/2024(b)		223	232
Southwestern Energy Co. 6.20%, 1/23/2025(h)		500	435
Spectrum Brands, Inc.
4.00%, 10/1/2026(a)	EUR	1,000	1,165
5.00%, 10/1/2029(b)		65	66
Springleaf Finance Corp.
7.75%, 10/1/2021		15	16
5.63%, 3/15/2023		625	670
6.88%, 3/15/2025		1,155	1,319
7.13%, 3/15/2026		327	377
Sprint Capital Corp. 8.75%, 3/15/2032		1,686	2,011
Sprint Communications, Inc.
7.00%, 3/1/2020(b)		280	282
7.00%, 8/15/2020		321	329
6.00%, 11/15/2022		331	348
Sprint Corp.
7.88%, 9/15/2023		3,675	4,040
7.13%, 6/15/2024		1,206	1,299
7.63%, 2/15/2025		4,080	4,469
7.63%, 3/1/2026		756	825
Sprint eWireless, Inc. 7.00%, 3/1/2020(k)		280	—
SPX FLOW, Inc. 5.63%, 8/15/2024(b)		960	1,001
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)		1,130	1,209
Standard Industries, Inc.
6.00%, 10/15/2025(b)		371	388
5.00%, 2/15/2027(b)		34	35
4.75%, 1/15/2028(b)		1,065	1,100
Staples, Inc.
7.50%, 4/15/2026(b)		1,345	1,407
10.75%, 4/15/2027(b)		990	1,020
Station Casinos LLC 5.00%, 10/1/2025(b)		378	384
Summit Materials LLC
6.13%, 7/15/2023		125	127
5.13%, 6/1/2025(b)		436	446
Summit Midstream Holdings LLC 5.50%, 8/15/2022		370	320
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045		2,010	2,078
Sunoco LP
4.88%, 1/15/2023		172	176
5.50%, 2/15/2026		125	129
6.00%, 4/15/2027		444	470
5.88%, 3/15/2028		56	59
Tallgrass Energy Partners LP 5.50%, 9/15/2024(b)		325	316
Targa Resources Partners LP
5.25%, 5/1/2023		610	615
6.75%, 3/15/2024		1,495	1,553
5.00%, 1/15/2028		107	106

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Team Health Holdings, Inc. 6.38%, 2/1/2025(b)		1,339	710
TEGNA, Inc. 6.38%, 10/15/2023		548	565
Tempur Sealy International, Inc.
5.63%, 10/15/2023		719	741
5.50%, 6/15/2026		1,520	1,596
Tenet Healthcare Corp.
8.13%, 4/1/2022		2,100	2,294
6.75%, 6/15/2023		2,000	2,160
4.63%, 9/1/2024(b)		89	92
5.13%, 5/1/2025		400	411
4.88%, 1/1/2026(b)		3,080	3,199
5.13%, 11/1/2027(b)		332	347
Tennant Co. 5.63%, 5/1/2025		392	409
Tenneco, Inc. 5.00%, 7/15/2026		590	506
Terex Corp. 5.63%, 2/1/2025(b)		1,142	1,158
Terraform Global Operating LLC 6.13%, 3/1/2026(b)		287	298
TerraForm Power Operating LLC
4.25%, 1/31/2023(b)		344	350
5.00%, 1/31/2028(b)		260	270
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(k)		375	—	(l)
T-Mobile US, Inc. 4.50%, 2/1/2026‡		236	—
T-Mobile USA, Inc.
6.50%, 1/15/2024		1,055	1,092
6.00%, 4/15/2024‡		315	—
6.38%, 3/1/2025‡		2,251	—	(l)
5.13%, 4/15/2025		162	167
6.50%, 1/15/2026		207	222
6.50%, 1/15/2026‡		3,265	—	(l)
4.50%, 2/1/2026		1,288	1,322
4.75%, 2/1/2028‡		236	—
TransDigm, Inc.
6.50%, 7/15/2024		190	196
6.50%, 5/15/2025		414	430
6.25%, 3/15/2026(b)		488	524
Transocean Pontus Ltd. 6.13%, 8/1/2025(b)		219	221
Transocean Poseidon Ltd. 6.88%, 2/1/2027(b)		126	129
Transocean Proteus Ltd. 6.25%, 12/1/2024(b)		170	172
Transocean, Inc.
9.00%, 7/15/2023(b)		168	171
7.50%, 1/15/2026(b)		417	374
7.50%, 4/15/2031		220	147
6.80%, 3/15/2038		591	365
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)		546	547
Triumph Group, Inc. 7.75%, 8/15/2025		715	744
Tronox Finance plc 5.75%, 10/1/2025(b)		149	147
Tronox, Inc. 6.50%, 4/15/2026(b)		344	347
UGI International LLC 3.25%, 11/1/2025(a)	EUR	1,521	1,752
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(g)		2,508	382
Union Pacific Corp.
3.15%, 3/1/2024		2,440	2,540
4.30%, 3/1/2049		1,660	1,929
United Airlines Holdings, Inc.
5.00%, 2/1/2024		242	256
4.88%, 1/15/2025		301	318
United Rentals North America, Inc.
5.88%, 9/15/2026		1,065	1,140
6.50%, 12/15/2026		352	384
5.50%, 5/15/2027		2,645	2,823
United States Steel Corp.
6.88%, 8/15/2025		101	94
6.25%, 3/15/2026		295	254
United Technologies Corp.
3.95%, 8/16/2025		2,660	2,892
4.13%, 11/16/2028		2,620	2,950
3.75%, 11/1/2046		1,880	2,066
Uniti Group LP REIT, 6.00%, 4/15/2023(b)		1,685	1,588
Univision Communications, Inc. 6.75%, 9/15/2022(b)		36	36
US Concrete, Inc. 6.38%, 6/1/2024		305	317
USA Compression Partners LP 6.88%, 4/1/2026		157	161
Valaris plc
7.75%, 2/1/2026		211	95
5.75%, 10/1/2044		57	22
Verizon Communications, Inc. 4.33%, 9/21/2028		2,410	2,733
Viacom, Inc. (ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(c)		175	183
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023		1,246	1,355
VICI Properties LP
REIT, 4.25%, 12/1/2026(b)		893	911
REIT, 4.63%, 12/1/2029(b)		614	633
Vista Outdoor, Inc. 5.88%, 10/1/2023		965	919
Vistra Energy Corp. 5.88%, 6/1/2023		238	243

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Vistra Operations Co. LLC 5.50%, 9/1/2026(b)		332	349
VOC Escrow Ltd. 5.00%, 2/15/2028(b)		252	264
W&T Offshore, Inc. 9.75%, 11/1/2023(b)		529	487
Walt Disney Co. (The) 4.95%, 10/15/2045		2,500	3,283
Welbilt, Inc. 9.50%, 2/15/2024		1,070	1,134
WellCare Health Plans, Inc. 5.25%, 4/1/2025		710	743
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(c)		7,030	7,258
4.90%, 11/17/2045		1,210	1,502
WESCO Distribution, Inc. 5.38%, 6/15/2024		251	260
Western Digital Corp. 4.75%, 2/15/2026		421	434
Whiting Petroleum Corp.
5.75%, 3/15/2021		1,133	1,037
6.63%, 1/15/2026		150	85
William Carter Co. (The) 5.63%, 3/15/2027(b)		752	810
Williams Cos., Inc. (The) 4.00%, 9/15/2025		2,475	2,607
Windstream Services LLC 8.63%, 10/31/2025(b)(h)		770	728
WMG Acquisition Corp.
5.50%, 4/15/2026(b)		296	312
3.63%, 10/15/2026(a)	EUR	1,100	1,275
Wolverine Escrow LLC 9.00%, 11/15/2026(b)		1,280	1,293
WPX Energy, Inc.
8.25%, 8/1/2023		583	654
5.75%, 6/1/2026		373	383
Wyndham Destinations, Inc.
4.25%, 3/1/2022		18	19
5.40%, 4/1/2024(h)		94	99
6.35%, 10/1/2025(h)		243	269
5.75%, 4/1/2027(h)		99	107
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)		1,875	1,999
Wynn Resorts Finance LLC 5.13%, 10/1/2029(b)		244	258
XPO Logistics, Inc.
6.50%, 6/15/2022(b)		1,196	1,224
6.13%, 9/1/2023(b)		484	500
6.75%, 8/15/2024(b)		592	642
Yum! Brands, Inc. 4.75%, 1/15/2030(b)		256	265
Zayo Group LLC
6.00%, 4/1/2023		370	379
6.38%, 5/15/2025		1,145	1,178

			681,191

TOTAL CORPORATE BONDS (Cost $1,240,440)			1,252,929

FOREIGN GOVERNMENT SECURITIES — 27.8%
Angola — 0.3%
Republic of Angola
9.50%, 11/12/2025(a)		3,750	4,172
8.00%, 11/26/2029(b)		4,540	4,517

			8,689

Australia — 1.0%
Australia Government Bond 2.75%, 11/21/2029(a)	AUD	33,700	26,480

Bahrain — 0.3%
Kingdom of Bahrain
6.00%, 9/19/2044(a)		5,841	5,927
7.50%, 9/20/2047(a)		2,685	3,157

			9,084

Belarus — 0.1%
Republic of Belarus 6.88%, 2/28/2023(a)		2,375	2,539

Benin — 0.2%
Benin Government International Bond 5.75%, 3/26/2026(b)	EUR	4,490	5,120

Canada — 2.8%
Canada Government Bond 2.25%, 6/1/2029	CAD	94,650	76,216

Colombia — 0.4%
Republic of Colombia
5.00%, 6/15/2045		4,620	5,307
5.20%, 5/15/2049		4,080	4,845

			10,152

Cyprus — 0.6%
Republic of Cyprus
2.75%, 6/27/2024(a)	EUR	3,170	3,907
2.38%, 9/25/2028(a)	EUR	4,841	6,152
2.75%, 2/26/2034(a)	EUR	5,460	7,365

			17,424

Dominican Republic — 0.4%
Government of Dominican Republic
6.88%, 1/29/2026(b)		4,060	4,588
9.75%, 6/5/2026(b)	DOP	192,300	3,690
5.95%, 1/25/2027(a)		1,200	1,304
6.85%, 1/27/2045(a)		1,680	1,845

			11,427

Ecuador — 0.0%(f)
Republic of Ecuador 10.50%, 3/24/2020(a)		875	860

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Egypt — 0.3%
Arab Republic of Egypt
7.60%, 3/1/2029(b)		3,830	4,072
7.05%, 1/15/2032(b)		3,310	3,355

			7,427

El Salvador — 0.2%
Republic of El Salvador
7.38%, 12/1/2019(a)		1,210	1,209
7.75%, 1/24/2023(a)		1,744	1,896
7.12%, 1/20/2050(b)		3,121	3,168

			6,273

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)		2,950	3,093

Gabon — 0.1%
Gabonese Republic 6.38%, 12/12/2024(a)		1,710	1,708

Greece — 1.4%
Greece Government Bond
4.38%, 8/1/2022(a)	EUR	4,009	4,886
3.38%, 2/15/2025(a)	EUR	11,979	14,923
1.88%, 7/23/2026(a)	EUR	6,399	7,427
3.88%, 3/12/2029(a)	EUR	8,480	11,287

			38,523

Hungary — 0.2%
Republic of Hungary 7.63%, 3/29/2041		3,250	5,306

Indonesia — 1.9%
Republic of Indonesia
8.25%, 7/15/2021	IDR	138,568,000	10,158
7.00%, 5/15/2022	IDR	180,174,000	13,016
5.38%, 10/17/2023(a)		5,200	5,761
8.25%, 5/15/2029	IDR	85,850,000	6,546
8.75%, 5/15/2031	IDR	130,522,000	10,165
1.40%, 10/30/2031	EUR	4,909	5,355

			51,001

Italy — 3.2%
Italy Government Bond
3.75%, 8/1/2021(a)	EUR	11,370	13,312
1.00%, 7/15/2022(a)	EUR	11,945	13,455
2.38%, 10/17/2024		25,243	24,713
2.88%, 10/17/2029		15,840	15,168
3.85%, 9/1/2049(a)	EUR	14,301	20,779

			87,427

Ivory Coast — 0.3%
Republic of Cote d’Ivoire 6.88%, 10/17/2040(b)	EUR	7,400	8,286

Jamaica — 0.2%
Jamaica Government International Bond
8.00%, 3/15/2039		1,620	2,138
7.88%, 7/28/2045		2,823	3,698

			5,836

Jordan — 0.1%
Kingdom of Jordan 6.13%, 1/29/2026(a)		3,059	3,240

Kazakhstan — 0.1%
Republic of Kazakhstan 1.50%, 9/30/2034(b)	EUR	3,472	3,835

Kenya — 0.1%
Republic of Kenya 8.25%, 2/28/2048(a)		1,909	1,955

Lebanon — 0.2%
Republic of Lebanon
6.65%, 4/22/2024(a)		3,950	1,773
6.85%, 3/23/2027(a)		4,475	2,018
6.65%, 11/3/2028(a)		3,134	1,411

			5,202

Malaysia — 1.0%
Malaysia Government Bond
3.88%, 3/10/2022	MYR	55,800	13,593
3.48%, 3/15/2023	MYR	56,870	13,741

			27,334

Mexico — 0.9%
United Mexican States 7.75%, 5/29/2031	MXN	485,000	25,926

Morocco — 0.2%
Kingdom of Morocco
1.50%, 11/27/2031(b)	EUR	4,250	4,634
5.50%, 12/11/2042(a)		1,271	1,529

			6,163

Nigeria — 0.3%
Federal Republic of Nigeria
7.14%, 2/23/2030(a)		5,420	5,389
7.88%, 2/16/2032(a)		2,610	2,648

			8,037

Oman — 0.2%
Oman Government International Bond 5.38%, 3/8/2027(a)		5,490	5,500

Pakistan — 0.1%
Republic of Pakistan 5.50%, 10/13/2021(a)		3,950	4,007

Panama — 0.2%
Republic of Panama 3.87%, 7/23/2060		5,300	5,645

Paraguay — 0.2%
Republic of Paraguay
5.00%, 4/15/2026(a)		4,180	4,590
5.00%, 4/15/2026(b)		360	395

			4,985

Peru — 0.4%
Republic of Peru 6.95%, 8/12/2031(a)	PEN	30,160	10,623

Portugal — 3.7%
Portugal Obrigacoes do Tesouro
5.13%, 10/15/2024(a)		12,380	13,965
2.88%, 10/15/2025(a)	EUR	42,553	54,506
2.88%, 7/21/2026(a)	EUR	7,226	9,376
1.95%, 6/15/2029(a)	EUR	11,035	13,909
2.25%, 4/18/2034(a)	EUR	8,060	10,631

			102,387

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Qatar — 0.3%
State of Qatar
4.63%, 6/2/2046(a)		528	640
5.10%, 4/23/2048(a)		5,270	6,749

			7,389

Romania — 0.3%
Republic of Romania
2.12%, 7/16/2031(b)	EUR	2,619	2,934
4.63%, 4/3/2049(b)	EUR	3,467	4,739

			7,673

Russia — 1.0%
Russian Federation
7.75%, 9/16/2026	RUB	810,230	13,661
7.25%, 5/10/2034	RUB	808,600	13,363

			27,024

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia 0.75%, 7/9/2027(b)	EUR	5,510	6,223

Serbia — 0.1%
Republic of Serbia 1.50%, 6/26/2029(b)	EUR	3,130	3,507

South Africa — 1.2%
Republic of South Africa
8.88%, 2/28/2035	ZAR	56,000	3,521
9.00%, 1/31/2040	ZAR	56,000	3,430
6.50%, 2/28/2041	ZAR	577,526	26,913

			33,864

South Korea — 0.2%
Korea Housing Finance Corp. 0.10%, 6/18/2024(b)	EUR	5,105	5,628

Spain — 1.9%
Kingdom of Spain
1.45%, 4/30/2029(a)	EUR	10,215	12,351
0.60%, 10/31/2029(a)	EUR	15,195	17,030
1.85%, 7/30/2035(a)	EUR	7,950	10,081
2.90%, 10/31/2046(a)	EUR	8,370	12,704

			52,166

Sri Lanka — 0.1%
Republic of Sri Lanka
6.35%, 6/28/2024(b)		1,830	1,792
7.55%, 3/28/2030(b)		2,200	2,086

			3,878

Turkey — 0.3%
Republic of Turkey 5.60%, 11/14/2024		8,890	8,934

United Arab Emirates — 0.3%
Abu Dhabi Government Bond 3.13%, 9/30/2049(b)		8,360	8,141

Uruguay — 0.2%
Republic of Uruguay 5.10%, 6/18/2050		4,435	5,300

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $766,154)			767,437

ASSET-BACKED SECURITIES — 9.6%
Cayman Islands — 2.0%
ACIS CLO Ltd. Series 2017-7A, Class A1, 3.26%, 5/1/2027(b)(j)		798	799
AIMCO CLO Series 2017-AA, Class A, 3.23%, 7/20/2029(b)(j)		1,125	1,124
Apidos CLO
Series XXXA, Class A2, 3.60%, 10/18/2031(b)(j)		2,360	2,321
Series XXXA, Class C, 5.00%, 10/18/2031‡(b)(j)		1,613	1,545
Bain Capital Credit CLO Series 2017-1A, Class A1, 3.22%, 7/20/2030(b)(j)		2,000	1,997
Benefit Street Partners CLO XI Series 2017-11A, Class A2A, 3.75%, 4/15/2029(b)(j)		970	967
BlueMountain CLO Ltd. Series 2014-2A, Class BR2, 3.72%, 10/20/2030‡(b)(j)		2,360	2,328
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 3.33%, 6/9/2030(b)(j)		4,750	4,749
CFIP CLO Ltd. Series 2017-1A, Class A, 3.22%, 1/18/2030(b)(j)		5,200	5,192
CIFC Funding Ltd.
Series 2017-1A, Class A, 3.33%, 4/23/2029(b)(j)		1,999	1,998
Series 2014-5A, Class BR2, 3.80%, 10/17/2031‡(b)(j)		1,205	1,197
Dryden 49 Senior Loan Fund Series 2017-49A, Class A, 3.21%, 7/18/2030(b)(j)		2,014	2,013
LCM XVI LP Series 16A, Class A2R, 3.18%, 10/15/2031(b)(j)		1,860	1,857
Nassau Ltd. Series 2017-IA, Class A1A, 3.32%, 10/15/2029(b)(j)		2,593	2,592
Newark BSL CLO 2 Ltd. Series 2017-1A, Class A1, 3.21%, 7/25/2030(b)(j)		4,630	4,630
OCP CLO Ltd. Series 2017-13A, Class A1A, 3.26%, 7/15/2030(b)(j)		4,160	4,159

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A1, 3.29%, 3/17/2030(b)(j)	1,627	1,628
Race Point VIII CLO Ltd. Series 2013-8A, Class AR, 3.24%, 2/20/2030(b)(j)	3,161	3,160
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052‡(b)	433	432
Shackleton CLO Ltd. Series 2014-6RA, Class B, 3.73%, 7/17/2028(b)(j)	890	888
TIAA CLO II Ltd. Series 2017-1A, Class A, 3.25%, 4/20/2029(b)(j)	2,456	2,455
TRESTLES CLO Ltd. Series 2017-1A, Class A1A, 3.23%, 7/25/2029(b)(j)	3,620	3,618
VOYA CLO Series 2017-2A, Class A1, 3.21%, 6/7/2030(b)(j)	4,335	4,329

		55,978

United States — 7.6%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(b)	11,025	11,025
ABFC Trust Series 2004-OPT2, Class M2, 3.21%, 7/25/2033‡(j)	39	38
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(b)	310	312
Series 2019-1, Class A, 3.75%, 5/20/2022(b)	982	988
Series 2018-1, Class C, 6.81%, 2/21/2023(b)	1,202	1,232
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033‡(b)	1,972	2,055
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 3.28%, 4/25/2034‡(j)	74	73
American Airlines Pass-Through Trust Series 2015-1, Class B, 3.70%, 5/1/2023	661	667
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/2023(b)	680	685
Series 2016-4, Class D, 4.11%, 4/12/2023(b)	960	966
Series 2019-3, Class B, 2.59%, 8/14/2023(b)	3,680	3,689
Series 2017-3, Class D, 3.43%, 10/10/2023(b)	1,380	1,387
Series 2018-2, Class E, 5.16%, 9/10/2024(b)	460	475
Series 2018-3, Class C, 3.75%, 10/15/2024(b)	1,110	1,119
Series 2018-3, Class E, 5.17%, 10/15/2024(b)	670	692
Series 2018-1, Class F, 6.55%, 12/10/2024(b)	2,950	3,020
Series 2019-2, Class D, 3.41%, 6/12/2025(b)	920	934
Series 2019-3, Class C, 2.76%, 9/12/2025(b)	2,400	2,413
Series 2019-3, Class D, 2.89%, 9/12/2025(b)	1,224	1,225
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 2.53%, 2/25/2034‡(j)	77	75
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024(b)	680	716
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(b)	1,116	1,129
Series 2018-1, Class B, 6.05%, 2/15/2033‡(b)	2,241	2,314
Series 2018-2, Class C, 6.66%, 6/15/2033(b)	3,050	3,093
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(b)	3,255	3,311
Series 2019-1A, Class C, 3.82%, 8/15/2024(b)	785	801
Series 2017-1A, Class C, 5.33%, 12/16/2024(b)	400	402
Citi Held For Asset Issuance Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(b)	165	166
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023‡(b)	1,545	1,559
Series 2019-A, Class C, 5.29%, 10/16/2023‡(b)	1,391	1,405
Consumer Loan Underlying Bond Credit Trust Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(b)	2,497	2,511
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	110	116
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 2.83%, 12/25/2032‡(j)	34	34
Series 2004-2, Class M1, 2.46%, 5/25/2034‡(j)	65	65
Series 2004-ECC2, Class M2, 2.68%, 12/25/2034‡(j)	1,254	1,257
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(b)	930	959

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-3A, Class C, 4.04%, 12/15/2027(b)	1,060	1,094
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031‡(b)	3,619	3,698
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	4,432	4,550
Series 2018-4, Class D, 4.09%, 1/15/2026	4,770	4,891
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049(b)	1,840	1,850
DT Auto Owner Trust
Series 2018-3A, Class C, 3.79%, 7/15/2024(b)	4,350	4,431
Series 2017-4A, Class E, 5.15%, 11/15/2024(b)	1,650	1,705
Series 2018-1A, Class E, 5.42%, 3/17/2025(b)	645	668
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	1,647	1,672
Series 2018-2A, Class D, 4.04%, 3/15/2024(b)	3,300	3,380
Series 2019-3A, Class C, 2.79%, 5/15/2024(b)	1,625	1,637
Series 2018-3A, Class D, 4.35%, 6/17/2024(b)	3,650	3,786
Series 2018-3A, Class E, 5.43%, 8/15/2024(b)	900	942
Series 2018-1A, Class E, 4.64%, 10/15/2024(b)	1,880	1,927
Series 2018-2A, Class E, 5.33%, 5/15/2025(b)	1,790	1,869
Series 2018-3A, Class F, 6.55%, 8/25/2025(b)	880	914
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 2.43%, 8/25/2034‡(j)	92	91
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(b)	239	240
Series 2016-3, Class E, 6.25%, 10/15/2023(b)	910	953
Series 2018-3, Class C, 3.79%, 12/16/2024(b)	1,090	1,121
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(b)	769	773
Series 2018-1, Class B, 4.56%, 7/18/2024‡(b)	600	611
Fremont Home Loan Trust Series 2004-2, Class M2, 2.64%, 7/25/2034(j)	11	11
GLS Auto Receivables Issuer Trust Series 2019-1A, Class C, 3.87%, 12/16/2024(b)	2,000	2,053
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043‡(b)(j)	340	203
Home Equity Asset Trust Series 2004-6, Class M2, 2.61%, 12/25/2034‡(j)	39	39
Lendingpoint Funding Trust Series 2018-1, Class B, 7.77%, 11/15/2024‡(b)(j)	5,667	5,667
Lendmark Funding Trust
Series 2018-1A, Class B, 4.09%, 12/21/2026‡(b)	730	753
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(b)	1,700	1,745
LMREC, Inc. Series 2016-CRE2, Class A, 3.42%, 11/24/2031(b)(j)	278	278
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(b)	2,056	2,066
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(b)	3,425	3,500
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024(b)	356	356
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(b)	1,180	1,188
Series 2018-1A, Class B, 3.19%, 3/15/2028‡(b)	973	974
Series 2018-1A, Class C, 3.69%, 3/15/2028(b)	1,815	1,829
Series 2018-1A, Class D, 4.85%, 3/15/2028‡(b)	450	457
Series 2018-3A, Class A, 3.20%, 9/15/2028(b)	402	403
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 2.68%, 7/25/2034(j)	64	63
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(b)(h)	4,633	4,635
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(b)(h)	2,518	2,520
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(b)	115	130
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 2.56%, 1/25/2034‡(j)	24	24
New Century Home Equity Loan Trust Series 2003-4, Class M2, 4.44%, 10/25/2033‡(j)	27	27

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
OL SP LLC
Series 2018, Class C, 4.25%, 2/9/2030‡	1,104	1,092
Series 2018, Class B, 4.61%, 2/9/2030‡	1,133	1,154
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class B, 4.02%, 4/18/2022‡(b)	500	503
Series 2018-1A, Class C, 4.52%, 4/18/2022‡(b)	470	474
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	1,493	1,529
Series 2018-1A, Class D, 4.40%, 1/14/2028(b)	1,810	1,866
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(b)	121	121
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	1,250	1,272
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(b)	1,100	1,111
Oportun Funding VI LLC Series 2017-A, Class B, 3.97%, 6/8/2023‡(b)(j)	1,170	1,171
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH1, Class M3, 2.55%, 1/25/2036(j)	49	49
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.06%, 4/25/2023(b)(j)	1,980	1,985
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 4.56%, 2/25/2023(b)(j)	1,400	1,408
Series 2018-GT2, Class A, 4.36%, 8/25/2025(b)(j)	3,690	3,703
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(b)	490	503
Series 2018-1A, Class C, 3.75%, 10/15/2024(b)	4,370	4,489
Series 2018-1A, Class D, 4.14%, 10/15/2024(b)	1,145	1,190
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A2, 6.05%, 9/25/2058‡(b)(h)	1,425	1,432
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058‡(b)(h)	2,500	2,506
Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(b)	4,720	4,872
RASC Trust
Series 2005-EMX1, Class M1, 2.35%, 3/25/2035‡(j)	1,164	1,166
Series 2005-KS2, Class M1, 2.35%, 3/25/2035‡(j)	39	39
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(h)	196	203
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(h)	867	915
Santander Drive Auto Receivables Trust
Series 2015-5, Class E, 4.67%, 2/15/2023(b)	6,190	6,216
Series 2016-2, Class E, 4.38%, 9/15/2023	3,200	3,247
Series 2018-4, Class D, 3.98%, 12/15/2025	3,070	3,149
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(b)	1,513	1,552
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(b)	5,410	5,402
Series 2019-A, Class C, 3.00%, 1/26/2032(b)	2,960	2,955
Series 2019-A, Class D, 3.45%, 1/26/2032(b)	4,000	3,994
Saxon Asset Securities Trust Series 2004-3, Class M1, 2.61%, 12/26/2034‡(j)	231	229
SoFi Consumer Loan Program LLC Series 2017-6, Class B, 3.52%, 11/25/2026‡(b)	1,584	1,615
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027(b)	1,250	1,277
Series 2018-1, Class C, 3.97%, 2/25/2027‡(b)	730	745
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029(b)	700	701
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 2.71%, 10/25/2033‡(j)	99	98
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(b)	738	741
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043(b)	1,877	1,940
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(b)(h)	2,440	2,463
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(b)(h)	765	766

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(b)(h)	798	800
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(b)	780	807
Series 2018-2A, Class E, 4.86%, 1/16/2024(b)	1,220	1,265
Series 2018-1A, Class F, 5.60%, 7/15/2024(b)	5,470	5,557
Series 2018-2A, Class F, 6.04%, 1/15/2025(b)	1,701	1,750
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	1,060	1,094
Series 2019-2A, Class F, 5.00%, 3/16/2026(b)	1,880	1,893

		209,641

TOTAL ASSET-BACKED SECURITIES (Cost $262,481)		265,619

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
United Kingdom — 0.4%
Brass NO plc Series 8A, Class A1, 2.81%, 11/16/2066(b)(j)	3,297	3,297
Lanark Master Issuer plc Series 2019-1A, Class 1A1, 2.69%, 12/22/2069(b)(j)	1,286	1,290
Permanent Master Issuer plc
Series 2018-1A, Class 1A1, 2.37%, 7/15/2058(b)(j)	4,281	4,280
Series 2019-1A, Class 1A1, 2.54%, 7/15/2058(b)(j)	1,760	1,761

		10,628

United States — 5.2%
Acre Series 2017-B, 8.71%, 12/15/2020	3,000	3,000
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	3,579	3,620
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	74	75
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,209	1,229
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	3,027	3,082
Angel Oak Mortgage Trust Series 2019-5, Class A1, 2.59%, 10/25/2049(b)(j)	8,221	8,213
Angel Oak Mortgage Trust I LLC
Series 2018-PB1, Class A, 4.00%, 8/25/2021(b)	1,060	1,060
Series 2019-4, Class A3, 3.30%, 7/26/2049(b)(j)	1,307	1,314
Antler Mortgage Trust Series 2018-RTL1, Class M, 7.39%, 5/25/2023‡(b)(h)	5,800	5,863
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 4.69%, 2/25/2037(j)	54	55
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 4.46%, 5/25/2023(b)(j)	1,210	1,214
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	1,513	1,247
CIM Trust Series 2019-INV3, Class A11, 2.77%, 8/25/2049(b)(j)	3,682	3,674
COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049(b)(j)	2,513	2,512
Deephaven Residential Mortgage Trust Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(j)	3,770	3,776
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 1.99%, 8/19/2045(j)	869	852
FHLMC, REMIC
Series 3775, Class LI, IO, 3.50%, 12/15/2020	147	2
Series 3914, Class LS, IF, IO, 5.03%, 8/15/2026(j)	577	54
Series 4304, Class DI, IO, 2.50%, 1/15/2027	386	18
Series 4030, Class IL, IO, 3.50%, 4/15/2027	362	26
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,725	108
Series 4057, Class UI, IO, 3.00%, 5/15/2027	974	65
Series 4120, Class UI, IO, 3.00%, 10/15/2027	720	57
Series 4323, Class IW, IO, 3.50%, 4/15/2028	245	15
Series 4311, Class QI, IO, 3.00%, 10/15/2028	1,104	67
Series 4324, Class AI, IO, 3.00%, 11/15/2028	637	42
Series 4313, Class UI, IO, 3.00%, 3/15/2029	1,243	98
Series 4280, Class KI, IO, 3.50%, 9/15/2031	953	53

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 3716, Class PI, IO, 4.50%, 4/15/2038	92	4
Series 3459, Class JS, IF, IO, 4.48%, 6/15/2038(j)	409	73
Series 4119, Class LI, IO, 3.50%, 6/15/2039	308	20
Series 3907, Class AI, IO, 5.00%, 5/15/2040	275	18
Series 4018, Class HI, IO, 4.50%, 3/15/2041	320	36
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	357	51
Series 4173, Class I, IO, 4.00%, 3/15/2043	837	152
Series 4305, Class SK, IF, IO, 4.83%, 2/15/2044(j)	7,732	1,575
Series 4372, Class SY, IF, IO, 4.33%, 8/15/2044(j)	1,184	183
Series 4585, Class JI, IO, 4.00%, 5/15/2045	2,320	363
Series 4694, Class SA, IF, IO, 4.33%, 6/15/2047(j)	6,613	1,334
Series 4689, Class SD, IF, IO, 4.38%, 6/15/2047(j)	14,345	2,652
Series 4714, Class SA, IF, IO, 4.38%, 8/15/2047(j)	10,589	2,196
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 6.71%, 7/25/2025(j)	1,941	2,052
Series 2016-C03, Class 2M2, 7.61%, 10/25/2028(j)	653	704
Series 2016-C06, Class 1M2, 5.96%, 4/25/2029(j)	1,720	1,841
FNMA, REMIC
Series 2011-144, Class SA, IF, IO, 4.94%, 11/25/2025(j)	378	22
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,571	106
Series 2013-15, IO, 2.50%, 3/25/2028	2,342	137
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	1,636	153
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	989	74
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	707	41
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	7,962	608
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	5,566	566
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	1,127	134
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	179	13
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	71	3
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	170	10
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	182	13
Series 2012-93, Class SE, IF, IO, 4.39%, 9/25/2042(j)	3,055	600
Series 2012-93, Class SG, IF, IO, 4.39%, 9/25/2042(j)	783	137
Series 2012-133, Class NS, IF, IO, 4.44%, 12/25/2042(j)	6,154	1,256
Series 2015-40, Class LS, IF, IO, 4.46%, 6/25/2045(j)	5,732	1,092
Series 2015-85, Class SA, IF, IO, 3.91%, 11/25/2045(j)	7,066	1,214
Series 2016-25, Class SL, IF, IO, 4.29%, 5/25/2046(j)	6,085	1,237
Series 2016-39, Class LS, IF, IO, 4.29%, 7/25/2046(j)	17,639	3,792
Series 2016-61, Class ST, IF, IO, 4.29%, 9/25/2046(j)	12,301	2,661
Series 2016-75, Class SC, IF, IO, 4.39%, 10/25/2046(j)	15,246	2,654
Series 2017-13, Class AS, IF, IO, 4.34%, 2/25/2047(j)	11,519	2,309
Series 2019-42, Class SK, IF, IO, 4.34%, 8/25/2049(j)	9,390	1,682
Series 2017-57, Class SA, IF, IO, 4.39%, 8/25/2057(j)	6,077	1,162
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	1,482	61
Series 401, Class C6, IO, 4.50%, 10/25/2029	885	56
GNMA
Series 2003-69, Class SB, IF, IO, 4.84%, 8/16/2033(j)	917	77
Series 2011-13, Class S, IF, IO, 4.19%, 1/16/2041(j)	662	122
Series 2017-107, Class KS, IF, IO, 4.48%, 7/20/2047(j)	10,973	1,922

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2019-42, Class SJ, IF, IO, 4.33%, 4/20/2049(j)	9,470	1,679
Series 2019-115, Class SD, IF, IO, 4.38%, 9/20/2049(j)	3,482	592
Series 2015-H13, Class GI, IO, 1.67%, 4/20/2065(j)	4,608	194
Series 2017-H14, Class FG, 3.49%, 6/20/2067(j)	1,894	1,923
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	4,062	4,013
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(b)(j)	148	94
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 1.92%, 8/19/2037(j)	180	176
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(b)(j)	1,085	1,094
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(b)(j)	2,050	2,081
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	6,000	6,000
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 1.89%, 5/25/2036(j)	2,861	2,734
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024(b)	2,250	2,247
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(b)	2,380	2,380
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(b)(h)	1,380	1,380
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033‡(j)	274	280
OBX Trust
Series 2018-EXP1, Class 2A1, 2.56%, 4/25/2048(b)(j)	1,833	1,833
Series 2018-EXP1, Class 2A1B, 2.56%, 4/25/2048(b)(j)	3,425	3,391
Series 2019-EXP1, Class 2A1B, 2.66%, 1/25/2059(b)(j)	3,116	3,081
Series 2019-EXP2, Class 2A1B, 2.61%, 6/25/2059(b)(j)	1,470	1,457
P -stlb 10/11/2022‡	3,800	3,800
SART 4.75%, 7/15/2024	5,527	5,643
Starwood Mortgage Residential Trust Series 2019-INV1, Class A1, 2.61%, 8/25/2049(b)(j)	3,143	3,129
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.22%, 2/25/2035(j)	241	244
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(h)	4,190	4,233
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(b)(j)	2,357	2,370
Series 2019-1, Class A1, 3.84%, 2/25/2059(b)(j)	2,988	3,021
Series 2019-INV3, Class A1, 2.69%, 11/25/2059(b)(j)	5,670	5,664

		143,292

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $154,275)		153,920

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%
Cayman Islands — 0.1%
GPMT Ltd. Series 2018-FL1, Class B, 3.27%, 11/21/2035‡(b)(j)	2,520	2,513

United States — 4.7%
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023(b)	4,375	3,794
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 6.02%, 2/10/2051(j)	2,631	2,826
BANK
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(b)	350	296
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(b)	1,035	907
Series 2019-BN20, Class XA, IO, 0.97%, 9/15/2062(j)	8,474	572
BX Commercial Mortgage Trust Series 2018-IND, Class E, 3.47%, 11/15/2035‡(b)(j)	4,773	4,784
BX Trust
Series 2018-MCSF, Class B, 2.57%, 4/15/2035(b)(j)	1,500	1,500
Series 2018-MCSF, Class C, 2.77%, 4/15/2035‡(b)(j)	990	987

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
BXMT Ltd. Series 2017-FL1, Class D, 4.46%, 6/15/2035‡(b)(j)	4,650	4,650
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048(b)	1,220	1,153
Series 2019-GC41, Class AS, 3.02%, 8/10/2056‡	1,740	1,761
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	19	19
FHLMC, Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.41%, 7/25/2023(j)	68,237	700
Series K729, Class X1, IO, 0.49%, 10/25/2024(j)	28,772	438
Series K731, Class X3, IO, 2.18%, 5/25/2025(j)	3,460	342
Series K078, Class X3, IO, 2.29%, 10/25/2028(j)	10,990	1,737
Series K091, Class A2, 3.51%, 3/25/2029	1,975	2,170
Series K158, Class A2, 3.90%, 12/25/2030(j)	1,270	1,437
Series K155, Class A2, 3.75%, 11/25/2032	8,750	9,768
Series K-1511, Class X3, IO, 3.54%, 4/25/2034(j)	7,620	2,717
Series K153, Class X3, IO, 3.90%, 4/25/2035(j)	5,560	1,883
Series K036, Class X3, IO, 2.18%, 12/25/2041(j)	31,545	2,436
Series K038, Class X3, IO, 2.57%, 6/25/2042(j)	17,000	1,676
Series K720, Class X3, IO, 1.38%, 8/25/2042(j)	39,172	1,214
Series K041, Class X3, IO, 1.70%, 11/25/2042(j)	30,520	2,274
Series K040, Class X3, IO, 2.10%, 11/25/2042(j)	12,400	1,086
Series K042, Class X3, IO, 1.66%, 1/25/2043(j)	12,478	878
Series K718, Class X3, IO, 1.48%, 2/25/2043(j)	112,228	3,141
Series K045, Class X3, IO, 1.55%, 4/25/2043(j)	39,625	2,753
Series K046, Class X3, IO, 1.56%, 4/25/2043(j)	38,350	2,726
Series K054, Class X3, IO, 1.65%, 4/25/2043(j)	66,098	5,696
Series K047, Class X3, IO, 1.55%, 6/25/2043(j)	28,400	1,996
Series K050, Class X3, IO, 1.61%, 10/25/2043(j)	21,110	1,657
Series K052, Class X3, IO, 1.67%, 1/25/2044(j)	15,770	1,343
Series K726, Class X3, IO, 2.20%, 7/25/2044(j)	6,381	530
Series K067, Class X3, IO, 2.19%, 9/25/2044(j)	25,210	3,525
Series K729, Class X3, IO, 2.04%, 11/25/2044(j)	7,055	617
Series K724, Class X3, IO, 1.93%, 12/25/2044(j)	10,996	776
Series K071, Class X3, IO, 2.08%, 11/25/2045(j)	19,450	2,655
Series K072, Class X3, IO, 2.21%, 12/25/2045(j)	12,354	1,815
Series K089, Class X3, IO, 2.37%, 1/25/2046(j)	11,650	2,043
Series K088, Class X3, IO, 2.42%, 2/25/2047(j)	12,520	2,228
Series K094, Class X3, IO, 2.20%, 7/25/2047(j)	4,450	738
FNMA ACES
Series 2014-M3, Class X2, IO, 0.09%, 1/25/2024(j)	57,784	171
Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039(j)	7,926	631
FREMF Series 2018-KF46, Class B, 3.73%, 3/25/2028(b)(j)	1,959	1,945
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.33%, 2/25/2024(b)(j)	1,307	1,335
Series 2017-KF31, Class B, 4.68%, 4/25/2024(b)(j)	1,015	1,026
Series 2017-KF36, Class B, 4.43%, 8/25/2024(b)(j)	1,233	1,249
Series 2017-KF38, Class B, 4.28%, 9/25/2024(b)(j)	665	668
Series 2017-KF41, Class B, 4.28%, 11/25/2024(b)(j)	499	502
Series 2018-KF42, Class B, 3.98%, 12/25/2024(b)(j)	2,210	2,212
Series 2018-KF45, Class B, 3.73%, 3/25/2025(b)(j)	679	669
Series 2018-KF47, Class B, 3.78%, 5/25/2025(b)(j)	742	738
Series 2016-KF24, Class B, 6.78%, 10/25/2026(b)(j)	253	265
Series 2017-KF40, Class B, 4.48%, 11/25/2027(b)(j)	1,113	1,124
Series 2018-KF50, Class B, 3.68%, 7/25/2028(b)(j)	1,805	1,800
Series 2017-K67, Class C, 4.08%, 9/25/2049(b)(j)	1,090	1,129
Series 2017-K729, Class B, 3.80%, 11/25/2049(b)(j)	900	932
Series 2017-K728, Class B, 3.76%, 11/25/2050(b)(j)	4,200	4,311
Series 2017-K728, Class C, 3.76%, 11/25/2050(b)(j)	1,265	1,285

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
GNMA
Series 2013-48, IO, 0.62%, 7/16/2054(j)	27,117	1,097
Series 2017-9, IO, 0.77%, 1/16/2057(j)	20,104	1,258
Series 2017-151, IO, 0.71%, 9/16/2057(j)	4,508	270
Series 2016-157, IO, 0.95%, 11/16/2057(j)	13,858	992
Series 2016-119, IO, 1.12%, 4/16/2058(j)	10,687	762
Series 2017-54, IO, 0.65%, 12/16/2058(j)	10,360	586
Series 2017-23, IO, 0.74%, 5/16/2059(j)	13,254	733
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(b)(j)	2,950	2,950
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044(j)	358	358
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 6.47%, 9/15/2039‡(j)	2,068	1,203
Morgan Stanley Capital I Trust
Series 2006-T23, Class D, 6.37%, 8/12/2041‡(b)(j)	1,482	1,506
Series 2005-HQ7, Class E, 5.54%, 11/14/2042‡(j)	1,406	1,400
Nationslink Funding Corp. Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(b)	368	375
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(b)(j)	4,147	4,224
Series 2019-3, Class A, 3.03%, 10/25/2049(b)(j)	1,808	1,808
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AJ, 6.28%, 5/15/2046(j)	39	39

		129,797

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $130,756)		132,310

CONVERTIBLE BONDS — 1.8%
China — 0.2%
Huazhu Group Ltd. 0.38%, 11/1/2022	3,130	3,280
Trip.com Group Ltd. 1.00%, 7/1/2020	3,115	3,056

		6,336

United States — 1.6%
Cree, Inc. 0.88%, 9/1/2023	1,495	1,554
DISH Network Corp. 3.38%, 8/15/2026	62	59
DocuSign, Inc. 0.50%, 9/15/2023	3,540	4,307
Envestnet, Inc. 1.75%, 6/1/2023	1,060	1,286
Etsy, Inc. 3/1/2023	1,620	2,253
FireEye, Inc. 0.88%, 6/1/2024	1,730	1,742
Fortive Corp. 0.88%, 2/15/2022(b)	1,690	1,662
Guess?, Inc. 2.00%, 4/15/2024(b)	1,495	1,503
II-VI, Inc. 0.25%, 9/1/2022	3,335	3,247
Knowles Corp. 3.25%, 11/1/2021	3,130	4,168
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,865	4,667
Nuance Communications, Inc. 1.50%, 11/1/2035	2,250	2,376
Nutanix, Inc. 1/15/2023	2,940	3,112
Oasis Petroleum, Inc. 2.63%, 9/15/2023	1,895	1,309
ON Semiconductor Corp. 1.00%, 12/1/2020	4,140	5,182
Redfin Corp. 1.75%, 7/15/2023	570	543
Snap, Inc. 0.75%, 8/1/2026(b)	1,990	2,011
Square, Inc. 0.50%, 5/15/2023	700	815
Vocera Communications, Inc. 1.50%, 5/15/2023	855	848
Whiting Petroleum Corp. 1.25%, 4/1/2020	113	108
Zillow Group, Inc. 2.00%, 12/1/2021	1,955	2,072

		44,824

TOTAL CONVERTIBLE BONDS (Cost $49,102)		51,160

LOAN ASSIGNMENTS — 1.3%(m)
Canada — 0.0%(f)
Concordia Healthcare Corp., Initial Dollar Term Loan (1 Week LIBOR + 5.50%), 7.10%, 9/6/2024(c)	684	634

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 8/7/2026(c)(n)	973	978

		1,612

United Kingdom — 0.0%(f)
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.95%, 2/28/2025(c)	397	396

United States — 1.3%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.76%, 5/1/2023(c)	476	438
Albertson’s LLC, 1st Lien Term Loan B-8 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 8/17/2026(c)	667	671
At Home Holding III, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.43%, 6/3/2022(c)	425	382
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.02%, 12/15/2024(c)	460	438
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.20%, 8/1/2025(c)	1,464	1,463
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.45%, 12/31/2022(c)	839	704
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.61%, 1/15/2024(c)	496	497
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 11/18/2024(c)	657	660
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 1/31/2025(c)	1,010	1,009
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 10/2/2024(c)	513	512
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 4.04%, 4/18/2024(c)	338	339
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(c)(o)	859	1,461
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 4/6/2026(c)	1,332	1,321
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 5/22/2024(c)	377	374
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.93%, 11/30/2023(c)	700	683
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.46%, 12/29/2025(c)	262	262
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.85%, 12/31/2025(c)	366	340
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 2/1/2024(c)	547	543
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 8/24/2026(c)	1,295	1,291
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.46%, 4/6/2024(c)	1,160	1,145
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 12/13/2025(c)	276	261
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.96%, 5/3/2025(c)	346	348
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 10/10/2025(c)	496	389
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.10%, 5/15/2022‡(c)	63	63
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(c)(k)	257	—

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.09%, 12/29/2023(c)	288	279
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.02%, 5/2/2025(c)	491	413
GGP, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.50%), 4.20%, 8/27/2025(c)	936	923
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.95%, 12/1/2023(c)	337	335
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 5/16/2024(c)	1,971	1,968
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.94%, 4/25/2025(c)	460	453
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.78%, 5/1/2026(c)	479	482
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.68%, 11/27/2023(c)	1,084	1,066
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 5.22%, 2/5/2025(c)	1,093	1,093
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 1/30/2024(c)	347	311
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.45%, 1/30/2024(c)	20	18
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 12/27/2024(c)	236	228
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.10%, 12/5/2023(c)	1,466	520
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 6/7/2023(c)	1,301	1,242
NVA Holdings, Inc., 1st Lien Term Loan B (3-Month PRIME + 1.75%), 6.50%, 2/2/2025(c)	950	949
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.27%, 5/1/2025(c)	775	707
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 9.52%, 5/1/2026(c)	350	333
Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.95%, 10/15/2025(c)	680	682
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.03%, 9/23/2026(c)	847	837
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.18%, 5/16/2025(c)	592	589
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.70%, 3/21/2025(c)	236	236
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.70%, 11/8/2024(c)	332	331
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.20%, 11/1/2024(c)	343	247
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.40%, 5/18/2026(c)	175	151
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.78%, 4/16/2026(c)	698	689

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 5.00%), 6.85%, 3/9/2023(c)	695		614
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 2 Month + 9.00%), 10.85%, 3/11/2024(c)	385		264
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 2/6/2024(c)	992		696
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.96%, 4/29/2026(c)	791		795
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.70%, 4/12/2024(c)	788		465
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.95%, 10/22/2025(c)	1,097		902
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.45%, 3/15/2024(c)	367		360
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.10%, 5/16/2024(c)	211		208
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 3.83%, 11/1/2023(c)	420		420

			35,400

TOTAL LOAN ASSIGNMENTS (Cost $39,045)			37,408

SUPRANATIONAL — 0.1%
Supranational — 0.1%
African Export-Import Bank (The) 5.25%, 10/11/2023(a) (Cost $2,545)	2,380		2,570

	Shares (000)
COMMON STOCKS — 0.1%
Canada — 0.0%(f)
Advanz Pharma Corp.*	35		353

New Zealand — 0.0%(f)
UCI Holdings LLC*‡	4		101

United Kingdom — 0.0%(f)
Topcompany Ltd.*‡	5,027		7

United States — 0.1%
Avaya Holdings Corp.*	34		428
Claire’s Stores, Inc.*‡	1		629
Clear Channel Outdoor Holdings, Inc.*	111		276
Goodman Networks, Inc.*‡	1		—
Halcon Resources Corp.*‡	1		15
iHeartMedia, Inc., Class A*	5		74
Penn Virginia Corp.*	2		53
Remington Outdoor Co., Inc.*‡	5		6
Vistra Energy Corp.	6		165

			1,646

TOTAL COMMON STOCKS (Cost $2,914)			2,107

PREFERRED STOCKS — 0.1%
United States — 0.1%
Claire’s Stores, Inc. *‡	1		1,192
Goodman Networks, Inc. (Preference) *‡	1		—	(l)
MYT Holding Co., 10.00%, 6/7/2029(b)	494		408

TOTAL PREFERRED STOCKS (Cost $889)			1,600

	No. of Warrants (000)
WARRANTS — 0.0%(f)
Canada — 0.0%(f)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD*	46		5

United States — 0.0%(f)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	36		525

TOTAL WARRANTS (Cost $648)			530

	No. of Rights (000)
RIGHTS — 0.0%(f)
United States — 0.0%(f)
DISH Network Corp., expiring 12/9/2019*	—	(l)	—	(l)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	No. of Rights (000)		Value (000)
Vistra Energy Corp., expiring 12/31/2049*‡		6	5

TOTAL RIGHTS (COST $—)			5

		Principal Amount (000)
SHORT-TERM INVESTMENTS — 1.3%
FOREIGN GOVERNMENT TREASURY BILLS — 0.9%
Italy Buoni Ordinari del Tesoro BOT 0.06%, 12/13/2019(a)(p) (Cost $24,970)	EUR	21,995	24,237

		Shares (000)
INVESTMENT COMPANIES — 0.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(q)(r) (Cost $11,671)		11,668	11,672

TOTAL SHORT-TERM INVESTMENTS (Cost $36,641)			35,909

Total Investments — 97.8% (Cost $2,685,890)			2,703,504
Other Assets Less Liabilities — 2.2%			60,676

Net Assets — 100.0%			2,764,180

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
CAD	Canadian Dollar
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(k)	Defaulted security.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The rate shown is the effective yield as of November 30, 2019.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	2,288	12/2019	AUD	227,577	2,481
Euro-BTP	235	12/2019	EUR	36,583	(725)
Canada 10 Year Bond	871	03/2020	CAD	91,684	(490)
U.S. Treasury 2 Year Note	15	03/2020	USD	3,234	(2)
U.S. Treasury 5 Year Note	164	03/2020	USD	19,512	(39)
U.S. Treasury Ultra Bond	53	03/2020	USD	9,954	(9)

					1,216

Short Contracts
Euro-Bobl	(829)	12/2019	EUR	(122,687)	1,797
Euro-Bund	(1,069)	12/2019	EUR	(201,490)	3,712
Euro-Buxl	(63)	12/2019	EUR	(14,457)	259
Long Gilt	(447)	03/2020	GBP	(76,749)	(390)
U.S. Treasury 10 Year Note	(1,551)	03/2020	USD	(192,122)	370
U.S. Treasury 10 Year Ultra Note	(939)	03/2020	USD	(133,558)	522
U.S. Treasury Long Bond	(34)	03/2020	USD	(5,407)	16

					6,286

					7,502

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	108,480	USD	119,350	Citibank, NA	12/4/2019	180
EUR	88,414	USD	97,266	Goldman Sachs International	12/4/2019	155
EUR	108,235	USD	119,066	HSBC Bank, NA	12/4/2019	195
GBP	4,533	USD	5,845	Merrill Lynch International	12/4/2019	18
USD	350,179	EUR	312,949	Barclays Bank plc	12/4/2019	5,351
USD	459	EUR	414	BNP Paribas	12/4/2019	2
USD	5,878	GBP	4,533	Goldman Sachs International	12/4/2019	16
USD	24,133	CNH	167,588	Barclays Bank plc**	12/23/2019	310
CNY	362,468	USD	51,518	TD Bank Financial Group**	1/6/2020	12
GBP	1,282	USD	1,650	Australia & New Zealand Banking Group Ltd.	1/6/2020	10
USD	25,819	AUD	38,000	BNP Paribas	1/6/2020	90
USD	4,013	AUD	5,927	Goldman Sachs International	1/6/2020	—	(a)
USD	3,373	AUD	4,964	HSBC Bank, NA	1/6/2020	12
USD	6,363	BRL	26,656	Barclays Bank plc**	1/6/2020	78
USD	6,368	BRL	26,655	Citibank, NA**	1/6/2020	83
USD	78,507	CAD	104,055	Merrill Lynch International	1/6/2020	141
USD	13,070	CLP	9,758,459	Credit Suisse International**	1/6/2020	904
USD	4,517	EUR	4,089	BNP Paribas	1/6/2020	—	(a)
USD	3,112	EUR	2,801	Merrill Lynch International	1/6/2020	17
USD	13,211	MXN	258,128	State Street Corp.	1/6/2020	85

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	26,169	MYR	109,124	BNP Paribas**	1/6/2020	55
USD	11,001	PEN	37,368	Goldman Sachs International**	1/6/2020	35
USD	27,634	SGD	37,635	BNP Paribas	1/6/2020	106
USD	21,311	RUB	1,374,182	Barclays Bank plc**	1/9/2020	62
USD	13,820	RUB	888,077	Goldman Sachs International**	1/9/2020	88
Total unrealized appreciation						8,005
EUR	1,165	USD	1,299	BNP Paribas	12/4/2019	(15)
EUR	1,232	USD	1,363	Citibank, NA	12/4/2019	(5)
EUR	3,098	USD	3,460	HSBC Bank, NA	12/4/2019	(46)
EUR	2,738	USD	3,039	Merrill Lynch International	12/4/2019	(22)
USD	615	EUR	557	Australia & New Zealand Banking Group Ltd.	1/3/2020	— (a)
USD	119,642	EUR	108,480	Citibank, NA	1/3/2020	(189)
USD	97,504	EUR	88,414	Goldman Sachs International	1/3/2020	(161)
USD	119,357	EUR	108,235	HSBC Bank, NA	1/3/2020	(204)
USD	512	EUR	463	Merrill Lynch International	1/3/2020	— (a)
USD	5,853	GBP	4,533	Merrill Lynch International	1/3/2020	(18)
AUD	6,000	USD	4,073	State Street Corp.	1/6/2020	(11)
BRL	110,542	USD	26,342	Barclays Bank plc**	1/6/2020	(279)
CLP	9,758,459	USD	12,170	Merrill Lynch International**	1/6/2020	(4)
EUR	1,398	USD	1,548	TD Bank Financial Group	1/6/2020	(4)
SGD	37,635	USD	27,628	Merrill Lynch International	1/6/2020	(101)
USD	27,690	CNY	194,880	HSBC Bank, NA**	1/6/2020	(15)
USD	13,706	DKK	92,793	Goldman Sachs International	1/6/2020	(20)
USD	369,353	EUR	334,857	BNP Paribas	1/6/2020	(615)
USD	16,328	EUR	14,800	State Street Corp.	1/6/2020	(24)
USD	3,238	GBP	2,516	Merrill Lynch International	1/6/2020	(20)
USD	13,692	IDR	194,281,444	Citibank, NA**	1/6/2020	(18)
USD	12,334	NZD	19,262	State Street Corp.	1/6/2020	(39)
USD	33,525	ZAR	500,559	Barclays Bank plc	1/6/2020	(472)
COP	45,248,735	USD	13,173	Merrill Lynch International**	1/7/2020	(335)
RUB	429,833	USD	6,662	Barclays Bank plc**	1/9/2020	(16)

Total unrealized depreciation						(2,633)

Net unrealized appreciation						5,372

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNH	China Renminbi
CNY	China Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
(a)	Amount rounds to less than one thousand.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of November 30, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)		Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	0.56	US	D 30,150	451	(1,032)	(581)
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Citibank, NA	12/20/2023	0.69	US	D 30,000	491	(919)	(428)

								942	(1,951)	(1,009)

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)		Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	US	D 88,000	(6,757)	(895)	(7,652)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	US	D 87,700	(6,796)	(830)	(7,626)
iTraxx.Europe.Crossover.31-V2	5.00	Quarterly	6/20/2024	2.30	EU	R 30,198	(3,459)	(666)	(4,125)
iTraxx.Europe.Crossover.31-V2	5.00	Quarterly	6/20/2024	2.30	EU	R 26,500	(2,898)	(723)	(3,621)

							(19,910)	(3,114)	(23,024)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Summary of total swap contracts outstanding as of November 30, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	942	(1,009)

Total OTC swap contracts outstanding	942	(1,009)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$50,476	$5,502	$55,978
United States	—	137,489	72,152	209,641

Total Asset-Backed Securities	—	187,965	77,654	265,619

Collateralized Mortgage Obligations
United States	—	131,268	12,024	143,292
Other Collateralized Mortgage Obligations	—	10,628	—	10,628

Total Collateralized Mortgage Obligations	—	141,896	12,024	153,920

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	2,513	2,513
United States	—	111,928	17,869	129,797

Total Commercial Mortgage-Backed Securities	—	111,928	20,382	132,310

Convertible Bonds	—	51,160	—	51,160
Corporate Bonds
United States	—	680,941	250	681,191
Other Corporate Bonds	—	571,738	—	571,738

Total Corporate Bonds	—	1,252,679	250	1,252,929

Foreign Government Securities	—	767,437	—	767,437
Loan Assignments
United States	—	33,876	1,524	35,400
Other Loan Assignments	—	2,008	—	2,008

Total Loan Assignments	—	35,884	1,524	37,408

Supranational	—	2,570	—	2,570
Preferred Stocks
United States	—	408	1,192	1,600
Common Stocks
New Zealand	—	—	101	101
United Kingdom	—	—	7	7
United States	996	—	650	1,646
Other Common Stocks	353	—	—	353

Total Common Stocks	1,349	—	758	2,107

Rights
United States	— (a)	—	5	5
Warrants
United States	—	—	525	525
Other Warrants	—	5	—	5

Total Warrants	—	5	525	530

Short-Term Investments
Foreign Government Treasury Bills	—	24,237	—	24,237
Investment Companies	11,672	—	—	11,672

Total Short-Term Investments	11,672	24,237	—	35,909

Total Investments in Securities	$13,021	$2,576,169	$114,314	$2,703,504

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8,005	$—	$8,005
Futures Contracts	9,157	—	—	9,157

Total Appreciation in Other Financial Instruments	$9,157	$8,005	$—	$17,162

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,633)	$—	$(2,633)
Futures Contracts	(1,655)	—	—	(1,655)
Swaps	—	(5,065)	—	(5,065)

Total Depreciation in Other Financial Instruments	$(1,655)	$(7,698)	$—	$(9,353)

(a)	Amount rounds to less than one thousand.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities — Cayman Islands	$6,814	$(18)	$(48)	$—	(a)	$—		$(1,246)	$—	$—	$5,502
Asset-Backed Securities — United States	103,768	(28)	502	12		8,876		(46,921)	6,092	(149)	72,152
Collateralized Mortgage Obligations — Italy	112	(7)	5	—	(a)	—		(110)	—	—	—
Collateralized Mortgage Obligations — United States	7,990	—	106	—	(a)	6,863		(2,935)	—	—	12,024
Commercial Mortgage-Backed Securities — Cayman Islands	5,447	—	11	—		—		(2,945)	—	—	2,513
Commercial Mortgage-Backed Securities — United States	28,648	312	(45)	6		2,066		(13,849)	3,271	(2,540)	17,869
Common Stocks — Canada	575	—	(167)	—		—		(408)	—	—	—
Common Stocks — New Zealand	87	—	14	—		—		—	—	—	101
Common Stocks — United Kingdom	—	—	7	—		—		—	—	—	7
Common Stocks — United States	1,010	— (a)	(382)	—		22		—	—	—	650
Corporate Bonds — United States	255	— (a)	(1)	—	(a)	—	(a)	(4)	—	—	250
Loan Assignments — United States	1,347	—	172	—		5		—	—	—	1,524
Preferred Stocks — United States	1,120	—	72	—		—		—	—	—	1,192
Rights — United States	5	—	—	—		—		—	—	—	5
Warrants — United States	—	—	(123)	—		648		—	—	—	525

Total	$157,178	$259	$123	$18		$18,480		$(68,418)	$9,363	$(2,689)	$114,314

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $227,000.

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stock	—	(b)

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Discount for potential outcome (e)	30.00% (30.00%)

Preferred Stock	—	(d)

	52,470		Discounted Cash Flow	Constant Prepayment Rate	0.00% — 44.00% (17.72%)
				Constant Default Rate	0.00% — 4.40% (0.25%)
				Yield (Discount Rate of Cash Flows)	2.21% — 9.57% (3.91%)

Asset-Backed Securities	52,470

	8,224		Discounted Cash Flow	Constant Prepayment Rate	0.00% — 20.00% (5.35%)
				Constant Default Rate	0.00% — 1.58% (0.05%)
				Yield (Discount Rate of Cash Flows)	3.52% — 6.95% (6.03%)

Collateralized Mortgage Obligations	8,224

	13,219		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(39.07)% — 199.00% (17.22%)

Commercial Mortgage-Backed Securities	13,219

Total	$73,913

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was approximately $40,401,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$122,808	$1,054,372	$1,165,497	$(4)	$(7)	$11,672	11,668	$1,181	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.